UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-04719

            The TETON Westwood Funds

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  September 30

Date of reporting period:  March 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

TETON WESTWOOD FUNDS

Mighty MitesSM Fund

SmallCap Equity Fund

Mid-Cap Equity Fund

Convertible Securities Fund

Equity Fund

Balanced Fund

Intermediate Bond Fund

Semiannual Report

March 31, 2017

TETON WESTWOOD FUNDS

(Unaudited)

	Class AAA Shares							Class A Shares
	Average Annual Returns – March 31, 2017 (a)							Average Annual Returns – March 31, 2017 (a)(b)(c)
	1 Year	5 Year	10 Year	15 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments	1 Year	5 Year	10 Year	15 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments
Mighty MitesSM	24.04%	12.21%	8.68%	10.46%	11.49%	1.42%	1.42%	18.79%	11.00%	7.98%	9.89%	11.03%	1.67%	1.67%
SmallCap Equity	33.79	11.19	6.90	7.07	7.84	1.79	1.50	28.17	10.02	6.21	6.55	7.46	2.04	1.75
Mid-Cap Equity	19.54	—	—	—	8.66	3.26	1.05	14.43	—	—	—	7.25	3.44	1.30
Convertible Securities	14.06	7.72	3.74	7.46	7.17	2.74	1.15	9.19	6.59	3.08	6.91	6.74	2.99	1.40
Equity	13.27	11.16	5.67	6.67	9.96	1.63	1.63	8.47	9.98	4.99	6.11	9.58	1.88	1.88
Balanced	8.40	7.42	5.01	5.81	8.32	1.35	1.35	3.82	6.29	4.33	5.27	7.88	1.60	1.60
Intermediate Bond	(0.34)	0.74	2.83	3.28	4.57	1.44	1.02	(4.43)	(0.18)	2.30	2.89	4.33	1.54	1.12

	Class C Shares							Class I Shares
	Average Annual Returns – March 31, 2017 (a)(c)(d)							Average Annual Returns – March 31, 2017 (a)(c)
	1 Year	5 Year	10 Year	15 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments	1 Year	5 Year	10 Year	15 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments
Mighty MitesSM	22.13%	11.36%	7.88%	9.64%	10.81%	2.17%	2.17%	24.38%	12.48%	8.93%	10.63%	11.63%	1.17%	1.17%
SmallCap Equity	31.83	10.37	6.11	6.23	7.18	2.54	2.25	34.13	11.49	7.15	7.24	7.96	1.54	1.25
Mid-Cap Equity	17.64	—	—	—	7.88	3.98	1.80	19.92	—	—	—	9.00	3.00	0.80
Convertible Securities	12.07	6.92	2.97	6.72	6.61	3.49	1.90	14.35	8.00	3.99	7.63	7.30	2.49	0.90
Equity	11.53	10.35	4.89	5.87	9.45	2.38	2.38	13.60	11.40	5.90	6.82	10.04	1.38	1.38
Balanced	6.66	6.62	4.24	5.02	7.75	2.10	2.10	8.71	7.68	5.25	5.97	8.42	1.10	1.10
Intermediate Bond	(1.96)	0.01	2.24	2.53	4.10	2.19	1.77	0.00	1.00	3.06	3.43	4.66	1.19	0.77

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.tetonadv.com for performance information as of the most recent month end. For the SmallCap Equity, Mid-Cap Equity, Convertible Securities, and Intermediate Bond Funds (and for the Mighty Mites FundSM through September 30, 2005), Teton Advisors, Inc. (the “Adviser”) reimbursed expenses to limit the expense ratio. Had such limitations not been in place, returns would have been lower. The contractual expense limitations are in effect through January 31, 2018 and are renewable annually by the Adviser. The Funds, except for the Equity, Balanced, and Intermediate Bond Funds, impose a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Investors should carefully consider the investment objectives, risks, charges, and expenses of a Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.tetonadv.com.

(b)	Includes the effect of the maximum 4.00% sales charge at the beginning of the period.
(c)

The performance of the Class AAA Shares is used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares, except for Mid-Cap Equity Fund whose performance for all share classes is based on the Fund’s inception date of May 31, 2013. The performance for the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The performance for the Class I Shares would have been higher due to the lower expenses associated with this class of shares. The inception dates for the Class AAA Shares and the initial issuance dates for the Class A Shares, Class C Shares, and Class I Shares after which shares remained continuously outstanding are listed below.

(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

	Class AAA Shares	Class A Shares	Class C Shares	Class I Shares
Mighty MitesSM	05/11/98	11/26/01	08/03/01	01/11/08
SmallCap Equity	04/15/97	11/26/01	11/26/01	01/11/08
Mid-Cap Equity	05/31/13	05/31/13	05/31/13	05/31/13
Convertible Securities	09/30/97	05/09/01	11/26/01	01/11/08
Equity	01/02/87	01/28/94	02/13/01	01/11/08
Balanced	10/01/91	04/06/93	09/25/01	01/11/08
Intermediate Bond	10/01/91	07/26/01	10/22/01	01/11/08

The TETON Westwood Funds file complete schedules of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.tetonadv.com or by calling the Funds at 800-WESTWOOD (800-937-8966). The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

Each Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Funds’ proxy voting policies, procedures, and how the Funds voted proxies relating to portfolio securities are available without charge, upon request, by (i) calling 800-WESTWOOD (800-937-8966); (ii) writing to The TETON Westwood Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) visiting the SEC’s website at www.sec.gov.

TETON Westwood Funds

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from October 1, 2016 through March 31, 2017

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table on page 4 illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

TETON Westwood Funds

Disclosure of Fund Expenses (Unaudited) (Continued)

For the Six Month Period from October 1, 2016 through March 31, 2017

Expense Table

	Actual Fund Return				Hypothetical 5% Return
	Beginning Account Value 10/01/16	Ending Account Value 03/31/17	Annualized Expense Ratio	Expenses Paid During Period*	Beginning Account Value 10/01/16	Ending Account Value 03/31/17	Annualized Expense Ratio	Expenses Paid During Period*

TETON Westwood Mighty MitesSM Fund

Class AAA	$1,000.00	$1,115.70	1.40%	$ 7.38	$1,000.00	$1,017.95	1.40%	$ 7.04
Class A	$1,000.00	$1,114.20	1.65%	$ 8.70	$1,000.00	$1,016.70	1.65%	$ 8.30
Class C	$1,000.00	$1,111.80	2.15%	$11.32	$1,000.00	$1,014.21	2.15%	$10.80
Class I	$1,000.00	$1,117.30	1.14%	$ 6.02	$1,000.00	$1,019.25	1.14%	$ 5.74

TETON Westwood SmallCap Equity Fund

Class AAA	$1,000.00	$1,138.30	1.46%	$ 7.78	$1,000.00	$1,017.65	1.46%	$ 7.34
Class A	$1,000.00	$1,136.70	1.70%	$ 9.06	$1,000.00	$1,016.45	1.70%	$ 8.55
Class C	$1,000.00	$1,134.30	2.21%	$11.76	$1,000.00	$1,013.91	2.21%	$11.10
Class I	$1,000.00	$1,139.40	1.20%	$ 6.40	$1,000.00	$1,018.95	1.20%	$ 6.04

TETON Westwood Mid-Cap Equity Fund

Class AAA	$1,000.00	$1,099.80	1.05%	$ 5.50	$1,000.00	$1,019.70	1.05%	$ 5.29
Class A	$1,000.00	$1,098.90	1.30%	$ 6.80	$1,000.00	$1,018.45	1.30%	$ 6.54
Class C	$1,000.00	$1,096.30	1.80%	$ 9.41	$1,000.00	$1,015.96	1.80%	$ 9.05
Class I	$1,000.00	$1,101.30	0.80%	$ 4.19	$1,000.00	$1,020.94	0.80%	$ 4.03

TETON Convertible Securities Fund

Class AAA	$1,000.00	$1,066.40	1.16%	$ 5.98	$1,000.00	$1,019.15	1.16%	$ 5.84
Class A	$1,000.00	$1,065.30	1.41%	$ 7.26	$1,000.00	$1,017.90	1.41%	$ 7.09
Class C	$1,000.00	$1,062.10	1.91%	$ 9.82	$1,000.00	$1,015.41	1.91%	$ 9.60
Class I	$1,000.00	$1,068.50	0.91%	$ 4.69	$1,000.00	$1,020.39	0.91%	$ 4.58

TETON Westwood Equity Fund

Class AAA	$1,000.00	$1,087.70	1.62%	$ 8.43	$1,000.00	$1,016.85	1.62%	$ 8.15
Class A	$1,000.00	$1,085.80	1.87%	$ 9.72	$1,000.00	$1,015.61	1.87%	$ 9.40
Class C	$1,000.00	$1,084.00	2.37%	$12.31	$1,000.00	$1,013.11	2.37%	$11.90
Class I	$1,000.00	$1,089.00	1.37%	$ 7.14	$1,000.00	$1,018.10	1.37%	$ 6.89

TETON Westwood Balanced Fund

Class AAA	$1,000.00	$1,048.10	1.34%	$ 6.84	$1,000.00	$1,018.25	1.34%	$ 6.74
Class A	$1,000.00	$1,047.20	1.59%	$ 8.12	$1,000.00	$1,017.00	1.59%	$ 8.00
Class C	$1,000.00	$1,044.40	2.09%	$10.65	$1,000.00	$1,014.51	2.09%	$10.50
Class I	$1,000.00	$1,049.60	1.09%	$ 5.57	$1,000.00	$1,019.50	1.09%	$ 5.49

TETON Westwood Intermediate Bond Fund

Class AAA	$1,000.00	$ 977.80	1.00%	$ 4.93	$1,000.00	$1,019.95	1.00%	$ 5.04
Class A	$1,000.00	$ 977.30	1.10%	$ 5.42	$1,000.00	$1,019.45	1.10%	$ 5.54
Class C	$1,000.00	$ 974.50	1.75%	$ 8.61	$1,000.00	$1,016.21	1.75%	$ 8.80
Class I	$1,000.00	$ 979.10	0.75%	$ 3.70	$1,000.00	$1,021.19	0.75%	$ 3.78

*	Expenses are equal to the Funds’ annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following tables present portfolio holdings as a percent of net assets as of March 31, 2017:

TETON Westwood Mighty MitesSM Fund

U.S. Government Obligations	12.5%
Diversified Industrial	10.7%
Health Care	7.0%
Equipment and Supplies	6.1%
Financial Services	5.9%
Food and Beverage	4.3%
Electronics	3.9%
Machinery	3.6%
Telecommunications	3.6%
Business Services	3.5%
Automotive: Parts and Accessories	3.5%
Specialty Chemicals	2.9%
Hotels and Gaming	2.8%
Real Estate	2.3%
Consumer Products	2.3%
Aerospace and Defense	2.2%
Computer Software and Services	2.2%
Building and Construction	2.2%
Restaurants	1.9%
Broadcasting	1.9%
Publishing	1.9%
Retail	1.7%
Metals and Mining	1.3%
Aviation: Parts and Services	1.2%
Entertainment	1.1%

Energy and Utilities: Water	1.0%
Manufactured Housing and Recreational Vehicles	1.0%
Energy and Utilities: Natural Gas	0.8%
Environmental Control	0.8%
Consumer Services	0.6%
Semiconductors	0.6%
Energy and Utilities: Integrated	0.5%
Automotive	0.5%
Energy and Utilities: Services	0.4%
Communications Equipment	0.3%
Energy and Utilities: Oil	0.3%
Agriculture	0.3%
Airlines	0.2%
Paper and Forest Products	0.2%
Closed-End Business Development Company	0.1%
Transportation	0.0%*
Energy and Utilities	0.0%*
Educational Services	0.0%*
Wireless Communications	0.0%*
Energy and Utilities: Alternative Energy	0.0%*
Computer Hardware	0.0%*
Other Assets and Liabilities (Net)	(0.1)%

100.0%

*	Amount represents less than 0.05%

TETON Westwood SmallCap Equity Fund

Financial Services	24.7%
Semiconductors	14.1%
U.S. Government Obligations	11.7%
Retail	8.0%
Business Services	7.3%
Energy and Utilities	6.1%
Computer Software and Services	5.2%
Health Care	4.8%
Building and Construction	4.1%
Telecommunications	3.3%
Electronics	3.2%

Equipment and Supplies	2.5%
Specialty Chemicals	2.0%
Diversified Industrial	1.5%
Aerospace	0.7%
Consumer Products	0.5%
Machinery	0.2%
Environmental Control	0.2%
Other Assets and Liabilities (Net)	(0.1)%

100.0%

TETON Westwood Mid-Cap Equity Fund

Financials	18.6%
Consumer Discretionary	17.3%
Industrials	16.3%
Information Technology	14.9%
Health Care	13.2%
U.S. Government Obligations	9.1%

Energy	7.0%
Materials	2.2%
Consumer Staples	1.7%
Other Assets and Liabilities (net)	(0.3)%

100.0%

Summary of Portfolio Holdings (Unaudited) (Continued)

TETON Convertible Securities Fund

Computer Software and Services	16.8%
Health Care	14.9%
Semiconductors	12.2%
Consumer Services	5.2%
Energy and Utilities: Integrated	4.9%
Real Estate Investment Trusts	4.3%
Communications Equipment	4.3%
U.S. Government Obligations	2.8%
Cable and Satellite	2.7%
Building and Construction	2.6%
Industrials	2.5%
Aerospace and Defense	2.4%
Transportation	2.4%

Entertainment	2.3%
Energy and Utilities: Oil	2.3%
Energy and Energy Services	2.3%
Energy and Utilities: Alternative Energy	2.1%
Financial Services	2.1%
Telecommunications	1.6%
Commercial Services and Supplies	1.6%
Business Services	1.3%
Agriculture	1.2%
Media	0.1%
Other Assets and Liabilities (Net)	5.1%

100.0%

TETON Westwood Equity Fund

Banking	12.4%
Health Care	11.7%
Financial Services	10.0%
Food and Beverage	8.5%
Computer Software and Services	7.3%
Retail	6.7%
Energy: Integrated	5.2%
Telecommunications	5.1%
Energy: Oil	4.0%
Business Services	4.0%
Aerospace	4.0%
Energy and Energy Services	4.0%
Consumer Products	3.9%
Transportation	2.1%

Diversified Industrial	2.1%
Specialty Chemicals	2.0%
Cable and Satellite	2.0%
Real Estate Investment Trusts	2.0%
Semiconductors	1.2%
Electronics	1.0%
Other Investment Companies	1.0%
Other Assets and Liabilities (Net)	(0.2)%

100.0%

TETON Westwood Balanced Fund

Health Care	11.5%
Banking	10.9%
Financial Services	9.7%
Food and Beverage	5.6%
Telecommunications	5.2%
Retail	5.7%
Consumer Products	4.7%
Computer Software and Services	4.7%
U.S. Treasury Notes	4.5%
Energy: Integrated	3.6%
Energy: Oil	3.4%
Electronics	3.0%
Transportation	2.9%
Aerospace	2.8%
Business Services	2.7%

Diversified Industrial	2.6%
Federal Home Loan Mortgage Corp.	2.5%
Energy and Energy Services	2.5%
Other Investment Companies	2.1%
Federal National Mortgage Association	1.7%
U.S. Treasury Inflation Indexed Notes	1.6%
Specialty Chemicals	1.5%
Cable and Satellite	1.4%
Real Estate Investment Trusts	1.4%
Computer Hardware	1.0%
Semiconductors	0.8%
Other Assets and Liabilities (Net)	0.0%*

100.0%

*	Amount represents less than 0.05%

TETON Westwood Intermediate Bond Fund

Corporate Bonds	58.4%
U.S. Government Obligations	20.5%
U.S. Government Agency Obligations	11.4%
Other Investment Companies	9.3%

Other Assets and Liabilities (Net)	0.4%

100.0%

TETON Westwood Mighty MitesSM Fund

Schedule of Investments — March 31, 2017 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 86.4%
	Aerospace and Defense — 2.2%
1,204,900	Aerojet Rocketdyne Holdings Inc.†	$5,576,221	$26,146,330
123,000	Innovative Solutions & Support Inc.†	472,250	371,460
7,000	Kratos Defense & Security Solutions Inc.†	42,963	54,460

		6,091,434	26,572,250

	Agriculture — 0.3%
225	J.G. Boswell Co.	144,676	155,700
136,590	Limoneira Co.	2,613,655	2,856,097

		2,758,331	3,011,797

	Airlines — 0.2%
62,000	American Airlines Group Inc.	25,248	2,622,600
225,000	American Airlines Group Inc., Escrow†	3,288	297,000

		28,536	2,919,600

	Automotive — 0.5%
27,200	Lithia Motors Inc., Cl. A	517,533	2,329,680
20,000	Navistar International Corp.†	152,109	492,400
66,500	Sonic Automotive Inc., Cl. A	849,600	1,333,325
70,000	Wabash National Corp.	132,194	1,448,300

		1,651,436	5,603,705

	Automotive: Parts and Accessories — 3.3%
6,000	China Automotive Systems Inc.†	34,007	29,940
105,000	Dana Inc.	624,231	2,027,550
400,000	Federal-Mogul Holdings Corp.†	3,578,148	4,000,000
13,400	Gentherm Inc.†	194,890	525,950
20,000	Jason Industries Inc.†	98,384	29,600
326,600	Modine Manufacturing Co.†	3,367,217	3,984,520
24,000	Motorcar Parts of America Inc.†	315,465	737,520
60,000	Puradyn Filter Technologies Inc.†	13,098	3,210
73,000	Shiloh Industries Inc.†	1,002,673	994,990
122,200	Standard Motor Products Inc.	1,271,525	6,004,908
177,200	Strattec Security Corp.	4,409,053	4,926,160
475,000	Superior Industries International Inc.	8,814,707	12,041,250
37,000	Tenneco Inc.	115,032	2,309,540
35,000	Titan International Inc.	297,192	361,900
33,425	Tower International Inc.	736,834	905,818

		24,872,456	38,882,856

	Aviation: Parts and Services — 1.2%
13,500	Astronics Corp.†	96,483	428,355
19,019	Astronics Corp., Cl. B†	131,688	604,804
125,642	Ducommun Inc.†	2,158,735	3,617,233
197,301	Kaman Corp.	5,011,314	9,496,097

		7,398,220	14,146,489

	Broadcasting — 1.9%
726,800	Beasley Broadcast Group Inc., Cl. A(a)	3,838,821	8,430,880
4,750	Cumulus Media Inc., Cl. A†	171,148	1,524
83,700	Entercom Communications Corp., Cl. A	192,891	1,196,910
257,500	Gray Television Inc.†	280,841	3,733,750
80,042	Gray Television Inc., Cl. A†	530,550	1,056,554
8,300	Hemisphere Media Group Inc.†	120,053	97,525
620,008	Salem Media Group Inc.	3,129,235	4,619,060

Shares		Cost	Market Value

33,000	Sinclair Broadcast Group Inc., Cl. A	$53,667	$1,336,500
94,000	Townsquare Media Inc., Cl. A†	911,728	1,144,920
41,675	Videocon d2h Ltd., ADR†	265,893	479,263

		9,494,827	22,096,886

	Building and Construction — 2.2%
186,400	Armstrong Flooring Inc.†	3,613,389	3,433,488
141,000	Gibraltar Industries Inc.†	3,237,843	5,809,200
12,500	Herc Holdings Inc.†	473,476	611,125
866,000	Huttig Building Products Inc.†	1,009,303	7,049,240
107,074	MYR Group Inc.†	2,422,367	4,390,034
99,800	The Monarch Cement Co.	2,640,816	4,790,400

		13,397,194	26,083,487

	Business Services — 3.5%
235,079	Ascent Capital Group Inc., Cl. A†	6,036,071	3,321,666
1,250	Cenveo Inc.†	8,765	6,275
1,996	Du-Art Film Labs Inc.†	338,560	464,070
705,520	Edgewater Technology Inc.†(a)	2,293,833	5,256,124
101,271	GP Strategies Corp.†	928,058	2,562,156
23,300	ICF International Inc.†	558,939	962,290
1,400,000	Internap Corp.†	4,231,640	5,208,000
32,029	KAR Auction Services Inc.	443,660	1,398,706
8,000	Landauer Inc.	282,324	390,000
16,000	Macquarie Infrastructure Corp.	133,758	1,289,280
4,560	Matthews International Corp., Cl. A	200,594	308,484
20,000	McGrath RentCorp	535,869	671,400
115,000	MDC Partners Inc., Cl. A	743,033	1,081,000
1,650,000	ModusLink Global Solutions Inc.†	5,724,148	2,970,000
10,000	MoneyGram International Inc.†	157,650	168,100
3,000	Pendrell Corp.†	48,782	19,500
275,941	PFSweb Inc.†	1,629,926	1,801,895
158,259	PRGX Global Inc.†	922,178	1,012,858
322,800	Pure Technologies Ltd.	1,507,350	1,138,423
69,524	Safeguard Scientifics Inc.†	1,064,965	882,955
165,000	Scientific Games Corp., Cl. A†	1,870,962	3,902,250
500	Stamps.com Inc.†	6,278	59,175
169,001	Team Inc.†	4,664,216	4,571,480
15,100	Trans-Lux Corp.†	99,762	27,558
37,282	Viad Corp	993,885	1,685,146

		35,425,206	41,158,791

	Closed-End Business Development Company — 0.1%
134,300	MVC Capital Inc.	1,294,504	1,207,357

	Communications Equipment — 0.3%
452,598	Communications Systems Inc.(a)	4,063,406	1,991,431
275,000	Extreme Networks Inc.†	946,476	2,065,250
30,000	ViewCast.com Inc.†	14,100	74

		5,023,982	4,056,755

	Computer Hardware — 0.0%
10,000	Violin Memory Inc.†	6,812	165

	Computer Software and Services — 2.2%
200,913	American Software Inc., Cl. A	1,877,685	2,065,386
65,000	Avid Technology Inc.†	638,597	302,900
317,000	Callidus Software Inc.†	1,754,441	6,767,950
79,687	Carbonite Inc.†	914,787	1,617,646
1,600	Cinedigm Corp., Cl. A†	27,077	2,480
5,000	CommerceHub Inc., Cl. A†	76,259	77,400
15,000	CommerceHub Inc., Cl. C†	224,758	232,950
166,000	comScore Inc.†	5,062,677	3,583,940

See accompanying notes to financial statements.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — March 31, 2017 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Computer Software and Services (Continued)
30,000	Datawatch Corp.†	$257,678	$252,000
84,801	Digi International Inc.†	958,168	1,009,132
745,000	FalconStor Software Inc.†	2,228,262	296,361
1,410	Gemalto NV	8,172	78,790
14,000	Genius Brands International Inc.†	78,920	52,361
472,642	Global Sources Ltd.†	3,107,385	3,899,297
20,000	GSE Systems Inc.†	109,966	68,000
360,105	Guidance Software Inc.†	2,808,750	2,124,619
144,267	iGO Inc.†	484,473	416,210
10,000	Materialise NV, ADR†	58,532	91,000
35,500	Mercury Systems Inc.†	282,814	1,386,275
67,500	Mitek Systems Inc.†	199,734	448,875
5,502	MTS Systems Corp.	257,882	302,885
2,000	Qualstar Corp.†	17,642	10,560
190,389	Qumu Corp.†	2,225,329	529,281
3,400	Tyler Technologies Inc.†	37,768	525,504

		23,697,756	26,141,802

	Consumer Products — 2.3%
127,200	Acme United Corp.	2,271,327	3,574,320
179,905	Bassett Furniture Industries Inc.	2,968,591	4,839,445
2,000	Brunswick Corp.	30,085	122,400
96,387	Callaway Golf Co.	833,454	1,067,004
600,000	Goodbaby International Holdings Ltd.	280,909	291,064
10,000	Johnson Outdoors Inc., Cl. A	219,302	365,000
11,400	Lakeland Industries Inc.†	109,829	122,550
805,000	Marine Products Corp.	5,801,658	8,750,350
13,000	MarineMax Inc.†	63,807	281,450
1,200	National Presto Industries Inc.	90,916	122,640
106,031	Nautilus Inc.†	1,160,208	1,935,066
128,300	Oil-Dri Corp. of America	2,285,450	4,781,741
5,700	PC Group Inc.†	3,465	21
10,000	Sequential Brands Group Inc.†	115,723	38,900
25,000	Stanley Furniture Co Inc.	59,855	19,500
10,400	Syratech Corp.†	2,600	31
88,600	ZAGG Inc.†	623,324	637,920

		16,920,503	26,949,402

	Consumer Services — 0.6%
518,846	1-800-Flowers.com Inc., Cl. A†	1,830,470	5,292,229
90,679	Angie’s List Inc.†	555,911	516,870
62,100	Bowlin Travel Centers Inc.†	82,503	112,711
800	Collectors Universe Inc.	0	20,880
74,991	XO Group Inc.†	732,512	1,290,595

		3,201,396	7,233,285

	Diversified Industrial — 10.4%
25,000	A.M. Castle & Co.†	185,448	7,500
9,292	American Railcar Industries Inc.	147,177	381,901
475,356	Ampco-Pittsburgh Corp.	9,588,762	6,678,752
252,000	Burnham Holdings Inc., Cl. A(a)	4,049,314	4,044,600
95,133	Chase Corp.	1,420,519	9,075,688
114,300	Columbus McKinnon Corp.	1,876,605	2,836,926
446,598	FormFactor Inc.†	3,111,209	5,292,186
34,600	Graham Corp.	563,893	795,800
422,703	Griffon Corp.	4,604,157	10,419,629
17,095	Handy & Harman Ltd.†	434,057	464,984
25,000	Haulotte Group SA	134,090	363,513
30,000	Haynes International Inc.	1,399,060	1,143,600
7,000	Innophos Holdings Inc.	207,318	377,790
314,509	Insignia Systems Inc.	914,190	465,473
232,030	Intevac Inc.†	1,053,210	2,900,375
87,649	John Bean Technologies Corp.	2,567,582	7,708,730
10,000	K2M Group Holdings Inc.†	178,121	205,100

Shares		Cost	Market Value

260,000	Katy Industries Inc.†	$236,355	$49,400
94,000	L.B. Foster Co., Cl. A	1,631,907	1,175,000
264,714	Lawson Products Inc.†	3,736,757	5,942,829
85,000	LSB Industries Inc.†	592,644	797,300
110,449	Lydall Inc.†	1,106,377	5,920,066
9,500	MSA Safety Inc.	306,832	671,555
612,900	Myers Industries Inc.	8,029,769	9,714,465
245,411	Napco Security Technologies Inc.†	1,438,568	2,503,192
171,400	Park-Ohio Holdings Corp.	3,429,703	6,161,830
400,000	Playmates Holdings Ltd.	481,613	526,025
25,080	Raven Industries Inc.	497,955	728,574
66,666	Rubicon Ltd.†	37,762	11,216
18,699	RWC Inc.†	306,532	216,815
493,604	Sevcon Inc.†(a)	2,866,836	7,374,444
25,000	Sevcon Inc.†(a)	193,194	365,003
28,000	Standex International Corp.	928,588	2,804,200
617,046	Steel Partners Holdings LP	9,920,669	11,908,988
382,260	Tredegar Corp.	6,702,633	6,708,663
336,069	Twin Disc Inc.†	5,759,455	6,912,939

		80,638,861	123,655,051

	Educational Services — 0.0%
500,587	Corinthian Colleges Inc.†	198,119	501
80,000	Universal Technical Institute Inc.	759,222	276,000

		957,341	276,501

	Electronics — 3.9%
28,000	Badger Meter Inc.	477,554	1,029,000
174,300	Bel Fuse Inc., Cl. A(a)	3,235,698	3,859,002
343,500	CTS Corp.	2,851,607	7,316,550
70,000	Daktronics Inc.	686,143	661,500
80,389	Electro Scientific Industries Inc.†	721,764	560,311
63,771	EMRISE Corp.†	0	12,754
31,000	IMAX Corp.†	132,791	1,054,000
20,000	Iteris Inc.†	32,200	108,800
170,000	Kimball Electronics Inc.†	1,038,069	2,881,500
185,000	Kopin Corp.†	659,531	758,500
34,300	Mesa Laboratories Inc.	906,643	4,208,610
33,800	Methode Electronics Inc.	190,811	1,541,280
424,587	MOCON Inc.(a)	6,271,110	9,234,767
131,528	Park Electrochemical Corp.	2,113,684	2,349,090
82,000	Schmitt Industries Inc.†	216,754	131,200
7,037	Sparton Corp.†	119,633	147,707
278,824	Stoneridge Inc.†	2,094,958	5,057,867
16,000	Stratasys Ltd.†	274,798	327,840
157,000	Ultra Clean Holdings†	478,219	2,648,590
25,000	Ultralife Corp.†	96,124	135,000
99,500	Ultratech Inc.†	1,819,137	2,947,190

		24,417,228	46,971,058

	Energy and Utilities: Alternative Energy — 0.0%
39,200	JA Solar Holdings Co. Ltd., ADR†	339,814	256,368

	Energy and Utilities: Integrated — 0.5%
89,440	Broadwind Energy Inc.†	563,104	745,035
135,100	Headwaters Inc.†	566,488	3,172,148
36,000	MGE Energy Inc.	848,987	2,340,000

		1,978,579	6,257,183

	Energy and Utilities: Natural Gas — 0.8%
260,000	Alvopetro Energy Ltd.†	241,629	39,102
33,250	Chesapeake Utilities Corp.	599,479	2,300,900
90,570	Corning Natural Gas Holding Corp.	1,015,904	1,856,685
105,000	Delta Natural Gas Co. Inc.	1,603,470	3,186,750
35,000	Gas Natural Inc.	360,978	444,500

See accompanying notes to financial statements.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — March 31, 2017 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities: Natural Gas (Continued)
400,181	Gulf Coast Ultra Deep Royalty Trust†	$260,838	$40,058
65,850	RGC Resources Inc.	573,803	1,448,700
2,333	US Energy Corp. Wyoming†	50,132	2,082
10,000	Whitecap Resources Inc.	84,862	77,828

		4,791,095	9,396,605

	Energy and Utilities: Oil — 0.3%
244,844	Callon Petroleum Co.†	1,971,677	3,222,147
57,900	Tesco Corp.†	503,333	466,095

		2,475,010	3,688,242

	Energy and Utilities: Services — 0.4%
3,000	Archer Ltd.†	1,736	4,752
20,000	Dawson Geophysical Co.†	214,610	111,200
30,904	Flotek Industries Inc.†	337,624	395,275
225,000	Layne Christensen Co.†	2,326,235	1,989,000
87,500	RPC Inc.	159,107	1,602,125
7,100	Subsea 7 SA, ADR†	25,056	109,695

		3,064,368	4,212,047

	Energy and Utilities: Water — 1.0%
24,526	Artesian Resources Corp., Cl. A	491,905	798,567
45,174	Cadiz Inc.†	518,835	679,869
24,800	California Water Service Group	478,223	889,080
4,000	Connecticut Water Service Inc.	135,142	212,600
66,000	Consolidated Water Co. Ltd.	717,506	768,900
68,000	Energy Recovery Inc.†	280,443	565,760
29,933	Middlesex Water Co.	579,145	1,106,024
50,000	Mueller Water Products Inc., Cl. A	556,279	591,000
100,606	SJW Group	2,512,628	4,851,221
44,037	The York Water Co.	719,093	1,543,497

		6,989,199	12,006,518

	Entertainment — 1.0%
368,100	Canterbury Park Holding Corp.(a)	3,783,689	3,809,835
619,556	Dover Motorsports Inc.	1,521,154	1,363,023
818,763	Entravision Communications Corp., Cl. A	2,453,342	5,076,331
325,400	RLJ Entertainment Inc.†(a)	724,360	806,993
50,000	SFX Entertainment Inc.†	2,750	0
426,100	Sportech plc†	469,474	541,200
34,000	World Wrestling Entertainment Inc., Cl. A	509,340	755,480

		9,464,109	12,352,862

	Environmental Control — 0.8%
500	AquaVenture Holdings Ltd.†	7,933	8,535
7,500	BQE Water Inc.†	12,419	226
589,228	Casella Waste Systems Inc., Cl. A†	2,796,508	8,314,007
17,720	Ceco Environmental Corp.	251,406	186,237
107,700	Hudson Technologies Inc.†	387,751	710,820
300	Primo Water Corp.†	4,201	4,074
200	Primo Water Corp., Escrow†	1,538	2,716

		3,461,756	9,226,615

	Equipment and Supplies — 6.1%
17,000	Amtech Systems Inc.†	178,849	93,500
20,000	AZZ Inc.	716,820	1,190,000
99,111	Berry Plastics Group Inc.†	3,466,704	4,813,835
162,400	CIRCOR International Inc.	5,806,086	9,653,056
304,500	Core Molding Technologies Inc.†	2,273,498	5,429,235

Shares		Cost	Market Value

740,000	Federal Signal Corp.	$5,383,673	$10,219,400
405,000	Interpump Group SpA	2,970,656	9,418,806
630,000	Kimball International Inc., Cl. B	6,594,696	10,395,000
20,000	Maezawa Kyuso Industries Co. Ltd.	108,117	277,014
1,000	Mitcham Industries Inc.†	4,620	4,900
2,000	Neff Corp., Cl. A†	18,318	38,900
20,103	Powell Industries Inc.	750,311	692,347
353,269	The Eastern Co.(a)	6,476,127	7,559,957
123,000	The Gorman-Rupp Co.	2,770,252	3,862,200
40,000	The Greenbrier Companies Inc.	831,325	1,724,000
342,677	The L.S. Starrett Co., Cl. A(a)	4,006,409	3,598,109
116,933	Titan Machinery Inc.†	1,930,769	1,793,752
133,200	TransAct Technologies Inc.	602,898	1,078,920
69,232	Vicor Corp.†	552,235	1,114,635

		45,442,363	72,957,566

	Financial Services — 5.3%
33,000	Alimco Financial Corp.†	66,300	29,040
49,400	Anchor Bancorp.†	508,737	1,269,580
20,000	Atlantic American Corp.	75,277	80,000
17,000	Berkshire Bancorp Inc.†	219,944	190,400
9,246	Berkshire Hills Bancorp Inc.	154,043	333,318
4,533	BKF Capital Group Inc.†	31,884	33,043
75	Burke & Herbert Bank and Trust Co.	95,726	158,025
4	Capital Financial Holdings Inc.†	35,200	7,512
6,791	Capitol Federal Financial Inc.	75,244	99,352
18,200	Citizens & Northern Corp.	357,816	423,696
102,339	CoBiz Financial Inc.	1,159,544	1,719,295
28,800	Crazy Woman Creek Bancorp Inc.	497,983	464,400
35,800	Dime Community Bancshares Inc.	576,823	726,740
1,122	Farmers & Merchants Bank of Long Beach	6,170,665	8,386,950
40,000	Farmers National Banc Corp.	333,870	574,000
11,418	Fidelity Southern Corp.	71,198	255,535
32,000	First Internet Bancorp	661,348	944,000
591,270	Flushing Financial Corp.	9,657,924	15,887,425
75,600	FNB Corp.	736,188	1,124,172
10	Guaranty Corp., Cl. A†	137,500	400,000
183,860	Hallmark Financial Services Inc.†	1,609,508	2,031,653
15,000	Hancock Holding Co.	190,783	683,250
13,800	Heritage Commerce Corp.	114,043	194,580
30,000	HomeStreet Inc.†	300,000	838,500
80,547	Hope Bancorp Inc.	861,127	1,544,084
25,000	ICC Holdings Inc.†	250,000	396,250
90,843	KKR & Co. LP	80,798	1,656,068
19,700	LendingTree Inc.†	475,666	2,469,395
140,000	Medallion Financial Corp.	904,879	277,200
200,000	Monitise plc†	58,454	5,851
8,255	New York Community Bancorp Inc.	104,605	115,322
4,197	Northrim BanCorp Inc.	91,497	126,120
21,300	OceanFirst Financial Corp.	395,540	600,128
40,000	Oritani Financial Corp.	412,856	680,000
160,000	Pzena Investment Management Inc., Cl. A	1,355,682	1,574,400
36,971	Renasant Corp.	414,186	1,467,379
4,540	Security National Corp.	412,718	557,285
8,842	SI Financial Group Inc.	101,241	124,230
85,000	Silvercrest Asset Management Group Inc., Cl. A	1,171,743	1,130,500
2,996	South State Corp.	226,413	267,681
20,594	Southwest Bancorp Inc.	370,915	538,533

See accompanying notes to financial statements.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — March 31, 2017 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
685,000	Sprott Inc.	$1,913,798	$1,148,663
20,700	State Bank Financial Corp.	357,067	540,684
122,503	Sterling Bancorp	1,238,753	2,903,321
70,000	TheStreet Inc.†	135,394	53,200
2,000	Thomasville Bancshares Inc.	66,207	76,500
10,000	TriState Capital Holdings Inc.†	98,183	233,500
55,000	TrustCo Bank Corp NY	253,000	431,750
127,100	United Financial Bancorp Inc.	1,749,440	2,161,971
33,089	Value Line Inc.	326,193	569,462
45,900	Washington Trust Bancorp Inc.	1,029,683	2,262,870
82,200	Waterstone Financial Inc.	876,303	1,500,150
87,100	Western New England Bancorp Inc.	746,912	914,550
395,000	Wright Investors’ Service Holdings Inc.†	605,954	257,145
13,200	Xenith Bankshares Inc.†	127,500	334,884

		41,050,255	63,773,542

	Food and Beverage — 4.3%
87,600	Andrew Peller Ltd., Cl. A	366,944	742,378
60,600	Calavo Growers Inc.	1,835,705	3,672,360
110,000	Cott Corp.	748,495	1,359,600
525,000	Crimson Wine Group Ltd.†	4,768,847	5,250,000
206,013	Farmer Brothers Co.†	4,137,450	7,282,560
1,700	Hanover Foods Corp., Cl. A	165,267	165,325
300	Hanover Foods Corp., Cl. B	28,206	30,750
435,172	Inventure Foods Inc.†	3,012,524	1,923,460
82,000	Iwatsuka Confectionery Co. Ltd.	4,021,846	3,292,374
1,500	J & J Snack Foods Corp.	21,623	203,340
22,531	John B Sanfilippo & Son Inc.	1,052,454	1,649,044
155,300	Lifeway Foods Inc.†	1,604,149	1,666,369
219,700	Massimo Zanetti Beverage Group SpA	2,242,490	1,822,279
71,900	MGP Ingredients Inc.	1,431,993	3,899,137
15,600	Rock Field Co. Ltd.	125,557	255,446
5,900	Scheid Vineyards Inc., Cl. A†	89,940	206,500
243,600	Snyder’s-Lance Inc.	5,677,399	9,819,516
311,664	SunOpta Inc.†	2,423,205	2,166,065
8,500	The Boston Beer Co. Inc., Cl. A†	288,591	1,229,525
80,000	The Hain Celestial Group Inc.†	827,229	2,976,000
270,000	Tingyi (Cayman Islands) Holding Corp.	393,787	339,085
295,000	Vitasoy International Holdings Ltd.	161,353	586,090
23,000	Willamette Valley Vineyards Inc.†	88,087	184,000

		35,513,141	50,721,203

	Health Care — 7.0%
32,960	Accuray Inc.†	244,893	156,560
2,600	AcelRx Pharmaceuticals Inc.†	19,444	8,190
5,000	Achillion Pharmaceuticals Inc.†	19,520	21,050
12,700	Alere Inc.†	345,253	504,571
24,000	AngioDynamics Inc.†	294,826	416,400
341,461	Biolase Inc.†	449,404	460,972
935,000	BioScrip Inc.†	2,693,534	1,589,500
500	BioSpecifics Technologies Corp.†	19,466	27,400
143,100	BioTelemetry Inc.†	1,000,358	4,142,745
8,200	Boiron SA	138,640	749,685
73,800	Cantel Medical Corp.	843,214	5,911,380
111,100	Cardiovascular Systems Inc.†	1,885,169	3,141,353
10,000	CareDx Inc.†	66,238	14,000

Shares		Cost	Market Value

70,000	Cempra Inc.†	$676,816	$262,500
115,000	Cogentix Medical Inc.†	390,961	207,000
299,000	Cutera Inc.†	2,703,267	6,189,300
1,000	Dextera Surgical Inc.†	9,046	1,060
98,654	Electromed Inc.†	260,879	486,364
232,473	Exactech Inc.†	4,257,604	5,858,320
190,000	Exelixis Inc.†	361,950	4,117,300
50,000	Genesis Healthcare Inc.†	368,957	132,000
1,000	Harvard Bioscience Inc.†	3,352	2,600
12,500	Heska Corp.†	137,120	1,312,250
4,022	ICU Medical Inc.†	208,829	614,159
603,135	InfuSystems Holdings Inc.†	1,572,522	1,387,211
23,000	Integer Holdings Corp.†	479,237	924,600
178,617	IntriCon Corp.†	730,232	1,625,415
51,000	Invitae Corp.†	525,607	564,060
155,000	Meridian Bioscience Inc.	3,063,654	2,139,000
122,750	Neogen Corp.†	508,434	8,046,263
181,407	NeoGenomics Inc.†	585,978	1,431,301
180,000	Nutraceutical International Corp.	4,363,061	5,607,000
3,333	Nuvectra Corp.†	28,422	22,767
43,700	Omega Protein Corp.	843,494	876,185
44,612	Omnicell Inc.†	732,122	1,813,478
238,000	OPKO Health Inc.†	1,567,206	1,904,000
45,200	Orthofix International NV†	965,181	1,724,380
45,000	Pain Therapeutics Inc.†	84,311	40,199
300	PhotoMedex Inc.†	593	531
2,500	PreMD Inc.†	4,580	0
147,061	Quidel Corp.†	1,709,110	3,329,461
66,000	RTI Surgical Inc.†	334,123	264,000
213,500	Special Diversified Opportunities Inc.†	206,946	166,284
276,792	SurModics Inc.†	5,937,256	6,656,848
101,249	Syneron Medical Ltd.†	885,583	1,068,177
2,000	Targanta Therapeutics Corp., Escrow†	0	640
30,000	Tetraphase Pharmaceuticals Inc.†	130,368	275,700
5,000	Titan Medical Inc.†	6,781	1,327
230,930	Trinity Biotech plc, ADR†	1,827,673	1,376,343
77,400	United-Guardian Inc.	703,712	1,137,780
5,174	Utah Medical Products Inc.	143,347	322,340
300,000	Zealand Pharma A/S†	3,744,488	4,839,681

		49,082,761	83,871,630

	Hotels and Gaming — 2.8%
71,800	Boyd Gaming Corp.†	416,103	1,580,318
58,540	Churchill Downs Inc.	2,352,247	9,299,079
145,000	Dover Downs Gaming & Entertainment Inc.†	550,053	152,250
79,000	Eldorado Resorts Inc.†	362,024	1,495,075
3,001	Empire Resorts Inc.†	56,172	72,770
500,001	Full House Resorts Inc.†	799,015	1,215,001
522,656	Golden Entertainment Inc.	4,715,344	6,914,739
3,935	Intrawest Resorts Holdings Inc.†	42,346	98,414
10,000	Ryman Hospitality Properties Inc.	310,832	618,300
369,812	The Marcus Corp.	4,689,583	11,870,965

		14,293,719	33,316,911

	Machinery — 3.6%
307,663	Astec Industries Inc.	10,875,380	18,919,736
4,001	Capstone Turbine Corp.†	23,746	3,061
72,580	Chart Industries Inc.†	2,715,302	2,535,945
6,300	DMG Mori AG	40,709	307,983
12,200	DXP Enterprises Inc.†	222,516	462,014
554,500	Gencor Industries Inc.†	3,731,715	8,289,775
32,000	Global Power Equipment Group Inc.†	292,178	142,400

See accompanying notes to financial statements.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — March 31, 2017 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Machinery (Continued)
6,000	Hardinge Inc.	$54,215	$67,440
130,607	Key Technology Inc.†	1,879,237	1,731,849
15,164	Lindsay Corp.	1,014,039	1,336,252
49,300	Tennant Co.	1,064,922	3,581,645
44,400	The Middleby Corp.†	464,969	6,058,380

		22,378,928	43,436,480

	Manufactured Housing and Recreational Vehicles — 1.0%
57,500	Cavco Industries Inc.†	3,113,369	6,693,000
154,900	Nobility Homes Inc.	1,504,706	2,451,293
48,500	Skyline Corp.†	229,561	456,870
61,000	Winnebago Industries Inc.	626,036	1,784,250

		5,473,672	11,385,413

	Metals and Mining — 1.3%
70,000	5N Plus Inc.†	251,966	102,643
10,000	Alkane Resources Ltd.†	3,333	2,139
175,800	Materion Corp.	3,755,120	5,898,090
760,000	Osisko Gold Royalties Ltd.	11,053,936	8,446,667
25,001	Peabody Energy Corp.†	81,902	17,000
900,000	Tanami Gold NL†	210,755	42,631
74,000	TimkenSteel Corp.†	930,477	1,399,340

		16,287,489	15,908,510

	Paper and Forest Products — 0.2%
25,700	Keweenaw Land Association Ltd.†	2,180,650	2,621,143

	Publishing — 1.9%
50,093	AH Belo Corp., Cl. A	319,978	308,072
10,000	Cambium Learning Group Inc.†	36,700	49,000
170,000	Il Sole 24 Ore SpA†	238,491	101,741
906,048	The E.W. Scripps Co., Cl. A†	5,510,281	21,237,765
26,257	tronc Inc.†	251,438	365,497

		6,356,888	22,062,075

	Real Estate — 2.3%
200,000	Ambase Corp.†	311,545	253,000
8,000	Bresler & Reiner Inc.†	4,912	920
109,450	Capital Properties Inc., Cl. A†	1,155,406	1,521,355
109,000	Cohen & Steers Inc.	2,330,830	4,356,730
60,000	DREAM Unlimited Corp., Cl. A†	331,539	306,802
24,500	FRP Holdings Inc.†	799,697	980,000
254,260	Griffin Industrial Realty Inc.(a)	7,131,504	7,869,347
12,638	Gyrodyne LLC	363,328	266,915
8,231	Holobeam Inc.†	161,746	230,468
363,623	Reading International Inc., Cl. A†	2,334,307	5,650,701
70,804	Reading International Inc., Cl. B†	593,230	1,256,063
2,508	Royalty LLC†	0	255
134,000	Tejon Ranch Co.†	3,635,302	2,933,260
31,523	Trinity Place Holdings Inc.†	236,423	230,433
250,000	Trinity Place Holdings Inc.†(b)	1,875,000	1,736,125

		21,264,769	27,592,374

	Restaurants — 1.9%
13,183	Biglari Holdings Inc.†	4,025,388	5,694,792
70,000	Denny’s Corp.†	219,675	865,900
51,352	Jamba Inc.†	695,030	464,736
204,634	Nathan’s Famous Inc.†	2,147,992	12,820,320
49,000	The Cheesecake Factory Inc.	1,455,090	3,104,640

		8,543,175	22,950,388

	Retail — 1.7%
48,000	Aaron’s Inc.	935,791	1,427,520

Shares		Cost	Market Value

76,500	Big 5 Sporting Goods Corp.	$903,474	$1,155,150
30,000	Destination XL Group Inc.†	169,350	85,500
25,496	Ethan Allen Interiors Inc.	605,537	781,452
319,200	EVINE Live Inc.†	883,350	408,576
168,000	Ingles Markets Inc., Cl. A	2,814,460	7,249,200
69,000	Lands’ End Inc.†	1,332,772	1,480,050
59,000	La-Z-Boy Inc.	1,313,713	1,593,000
15,000	Movado Group Inc.	198,103	374,250
28,000	Pier 1 Imports Inc.	327,020	200,480
29,605	Rush Enterprises Inc., Cl. A†	545,615	979,333
104,005	Rush Enterprises Inc., Cl. B†	1,800,199	3,242,876
6,000	SpartanNash Co.	121,934	209,940
210,000	The Bon-Ton Stores Inc.†	1,746,620	176,421
14,000	Tuesday Morning Corp.†	80,241	52,500
42,581	Village Super Market Inc., Cl. A	1,147,571	1,128,397
600	Winmark Corp.	40,024	67,800

		14,965,774	20,612,445

	Semiconductors — 0.6%
185,100	Entegris Inc.†	1,250,835	4,331,340
100,000	Exar Corp.†	1,301,000	1,301,000
93,700	IXYS Corp.	991,052	1,363,335
5,210	MoSys Inc.†	150,654	10,889

		3,693,541	7,006,564

	Specialty Chemicals — 2.9%
35,000	A. Schulman Inc.	975,749	1,100,750
85,000	Chemtura Corp.†	1,480,785	2,839,000
1,186,000	Ferro Corp.†	6,077,166	18,015,340
267,226	General Chemical Group Inc.†(a)	59,859	3,474
134,000	Hawkins Inc.	4,908,553	6,566,000
2,000	KMG Chemicals Inc.	51,827	92,140
4,100	Minerals Technologies Inc.	121,383	314,060
150,000	Navigator Holdings Ltd.†	2,012,283	2,062,500
260,000	OMNOVA Solutions Inc.†	684,869	2,574,000
10,000	Takasago International Corp.	271,028	320,668
17,000	Treatt plc	68,657	80,298

		16,712,159	33,968,230

	Telecommunications — 3.6%
50,800	ATN International Inc.	2,066,182	3,577,336
270,023	Cincinnati Bell Inc.†	4,594,662	4,779,407
39,801	Consolidated Communications Holdings Inc.	436,124	932,139
20,000	Frequency Electronics Inc.†	225,394	220,000
714,117	HC2 Holdings Inc.†	2,611,013	4,427,525
652	Horizon Telecom Inc., Cl. B†	22,035	8,352
20,000	Iridium Communications Inc.†	160,025	193,000
300,000	Ixia†	5,122,323	5,895,000
57,500	New ULM Telecom Inc.	528,202	537,050
4,100	North State Telecommunications Corp., Cl. A	349,343	277,631
521,335	ORBCOMM Inc.†	3,005,997	4,978,749
5,788	Preformed Line Products Co.	246,195	301,844
482,000	Shenandoah Telecommunications Co.	2,650,694	13,520,100
527,915	Windstream Holdings Inc.	2,706,334	2,877,134

		24,724,523	42,525,267

	Transportation — 0.0%
30,000	Dakota Plains Holdings Inc.†	23,143	125
15,000	Patriot Transportation Holding Inc.†	337,321	341,250
8,200	PHI Inc.†	130,182	95,120
1	Trailer Bridge Inc.†	7,995	465

		498,641	436,960

See accompanying notes to financial statements.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — March 31, 2017 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Wireless Communications — 0.0%
200,219	NII Holdings Inc.†	$470,755	$260,285

	TOTAL COMMON STOCKS	618,773,156	1,029,770,663

	PREFERRED STOCKS — 0.8%
	Automotive: Parts and Accessories — 0.2%
59,000	Jungheinrich AG	227,157	1,959,995

	Financial Services — 0.6%
313,136	Steel Partners Holdings LP	12,013,143	6,967,276

	Health Care — 0.0%
3,034	BioScrip Inc. †	287,862	185,598

	TOTAL PREFERRED STOCKS	12,528,162	9,112,869

	CONVERTIBLE PREFERRED STOCKS — 0.3%
	Business Services — 0.0%
364	Trans-Lux Pfd., Ser. B	72,727	5,293

	Diversified Industrial — 0.3%
88,937	Sevcon Inc., 4.000%, Ser. A(a)	1,912,146	3,895,441

	Energy and Utilities — 0.0%
15,095	Corning Natural Gas Holding Corp., 4.800%, Ser. B	313,228	301,786

	Food and Beverage — 0.0%
500	Seneca Foods Corp., Ser. 2003	7,625	18,050

	TOTAL CONVERTIBLE PREFERRED STOCKS	2,305,726	4,220,570

	RIGHTS — 0.1%
	Entertainment — 0.1%
550,000	Media General Inc., CVR, expire 12/31/17†	1	940,500

	Health Care — 0.0%
300,000	Adolor Corp., CPR, expire 07/01/19†	0	156,000
400,000	Sanofi, CVR, expire 12/31/20†	137,800	180,000
200,000	Teva Pharmaceutical Industries Ltd., CCCP, expire 02/20/23†	103,591	0

		241,391	336,000

	TOTAL RIGHTS	241,392	1,276,500

	WARRANTS — 0.0%
	Diversified Industrial — 0.0%
12,500	Sevcon Inc., expire 07/11/21†(a)	34,806	105,053

	Energy and Utilities — 0.0%
86	Key Energy Services, expire 12/15/20†	0	0
86	Key Energy Services, expire 12/15/21†	0	0
360,000	Kinder Morgan Inc., expire 05/25/17†	5,936	864

		5,936	864

Shares		Cost	Market Value

	Environmental Control — 0.0%
200	Primo Water Corp., expire 12/31/21†	$58	$184

	Health Care — 0.0%
8,737	BioScrip Inc., Cl. A, expire 07/27/25†	7,979	3,909
8,737	BioScrip Inc., Cl. B, expire 07/27/25†	7,554	3,788

		15,533	7,697

	Transportation — 0.0%
2	Trailer Bridge Inc., Ser. A, expire 04/02/17†	0	0
2	Trailer Bridge Inc., Ser. B, expire 04/02/17†	0	0

		0	0

	TOTAL WARRANTS	56,333	113,798

Principal Amount

	CONVERTIBLE CORPORATE BONDS — 0.0%
	Entertainment — 0.0%
$100,000	THQ Inc., 5.000%, 08/15/14(c)	6,500	2,606

	U.S. GOVERNMENT OBLIGATIONS — 12.5%
148,901,000	U.S. Treasury Bills, 0.466% to 0.909%††, 04/13/17 to 09/28/17	148,668,174	148,631,527

	TOTAL INVESTMENTS — 100.1%	$782,579,443	1,193,128,533

	Other Assets and Liabilities (Net) — (0.1)%		(882,793)

	NET ASSETS — 100.0%		$1,192,245,740

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the market value of the Rule 144A security amounted to $1,736,125 or 0.15% of net assets.

(c)	Security in default.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt
CCCP	Contingent Cash Consideration Payment
CPR	Contingent Payment Right
CVR	Contingent Value Right

See accompanying notes to financial statements.

TETON Westwood SmallCap Equity Fund

Schedule of Investments — March 31, 2017 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 88.4%
	Aerospace — 0.7%
4,200	Hexcel Corp.	$95,744	$229,110

	Building and Construction — 4.1%
10,200	Armstrong Flooring Inc.†	193,758	187,884
18,800	Builders FirstSource Inc.†	121,201	280,120
7,600	EMCOR Group Inc.	321,645	478,420
9,300	MYR Group Inc.†	140,432	381,300
7,600	Napco Security Technologies Inc.†	62,255	77,520

		839,291	1,405,244

	Business Services — 7.3%
11,950	ABM Industries Inc.	241,929	521,020
10,900	Diebold Nixdorf Inc.	282,476	334,630
13,750	FTI Consulting Inc.†	448,856	566,087
4,950	KAR Auction Services Inc.	76,193	216,167
9,100	McGrath RentCorp.	246,407	305,487
7,500	PFSweb Inc.†	63,192	48,975
4,800	Team Inc.†	134,179	129,840
6,700	The Brink’s Co.	177,292	358,115

		1,670,524	2,480,321

	Computer Software and Services — 5.2%
16,100	Bottomline Technologies Inc.†	342,942	380,765
17,000	NetScout Systems Inc.†	322,320	645,150
16,100	Progress Software Corp.	335,538	467,705
3,900	PTC Inc.†	76,909	204,945
12,100	The Rubicon Project Inc.†	67,443	71,269

		1,145,152	1,769,834

	Consumer Products — 0.5%
5,400	Hanesbrands Inc.	56,176	112,104
1,200	Oxford Industries Inc.	69,670	68,712

		125,846	180,816

	Diversified Industrial — 1.5%
4,250	Barnes Group Inc.	102,409	218,195
12,360	Columbus McKinnon Corp.	168,445	306,775

		270,854	524,970

	Electronics — 3.2%
6,700	FARO Technologies Inc.†	197,808	239,525
6,500	Plantronics Inc.	254,911	351,715
8,500	Stratasys Ltd.†	259,548	174,165
5,250	Vishay Intertechnology Inc.	54,272	86,363
3,400	Woodward Inc.	109,074	230,928

		875,613	1,082,696

	Energy and Utilities — 6.1%
12,400	Carrizo Oil & Gas Inc.†	433,828	355,384
24,900	Gulfport Energy Corp.†	803,997	428,031
2,100	Helmerich & Payne Inc.	138,855	139,797
17,500	Matador Resources Co.†	330,135	416,325
23,900	Newpark Resources Inc.†	169,364	193,590
22,700	Patterson-UTI Energy Inc.	386,118	550,929

		2,262,297	2,084,056

	Environmental Control — 0.2%
4,900	Casella Waste Systems Inc., Cl. A†	66,436	69,139

	Equipment and Supplies — 2.5%
7,800	CIRCOR International Inc.	328,247	463,632
7,600	Crown Holdings Inc.†	283,749	402,420

		611,996	866,052

	Financial Services — 24.7%
11,200	BankUnited Inc.	305,675	417,872
22,598	Beneficial Bancorp Inc.	284,957	361,568
5,000	Berkshire Hills Bancorp Inc.	128,439	180,250
7,050	Brown & Brown Inc.	180,990	294,126
21,900	CoBiz Financial Inc.	266,438	367,920

Shares		Cost	Market Value

2,700	Columbia Banking System Inc.	$49,471	$105,273
5,100	Equity Commonwealth†	153,399	159,222
2,700	Financial Institutions Inc.	43,636	88,965
8,700	Flushing Financial Corp.	132,257	233,769
7,900	Glacier Bancorp Inc.	118,011	268,047
17,100	Heritage Commerce Corp.	150,739	241,110
8,350	Hope Bancorp Inc.	61,657	160,069
44,250	Investors Bancorp Inc.	478,052	636,315
14,900	Kearny Financial Corp./MD	191,870	224,245
19,800	LegacyTexas Financial Group Inc.	382,930	790,020
5,000	Oaktree Capital Group LLC	203,765	226,500
3,250	OceanFirst Financial Corp.	42,156	91,569
20,150	OFG Bancorp	197,293	237,770
4,800	Opus Bank	104,107	96,720
7,000	Oritani Financial Corp.	106,094	119,000
5,700	Paramount Group Inc.	90,217	92,397
4,300	Parkway Inc.	91,461	85,527
7,800	Southwest Bancorp Inc.	135,230	203,970
9,600	State Bank Financial Corp.	182,685	250,752
20,906	Sterling Bancorp	180,774	495,472
5,500	Stifel Financial Corp.†	222,269	276,045
3,000	Stonegate Bank	105,122	141,270
10,000	TrustCo Bank Corp NY	46,359	78,500
14,250	Umpqua Holdings Corp.	197,964	252,795
22,500	United Financial Bancorp Inc.	307,116	382,725
4,800	Veritex Holdings Inc.†	135,827	134,976
8,900	Washington Federal Inc.	137,276	294,590
4,000	Washington Trust Bancorp Inc.	91,518	197,200
5,800	Waterstone Financial Inc.	62,093	105,850
4,312	Xenith Bankshares Inc.†	39,530	109,395

		5,607,377	8,401,794

	Health Care — 4.8%
6,350	AngioDynamics Inc.†	89,195	110,173
8,000	Electromed Inc.†	32,219	39,440
1,600	ICU Medical Inc.†	67,049	244,320
10,300	Myriad Genetics Inc.†	186,353	197,760
5,550	Omnicell Inc.†	100,426	225,608
12,450	Patterson Cos., Inc.	348,998	563,114
3,500	STERIS plc	260,890	243,110

		1,085,130	1,623,525

	Machinery — 0.2%
3,300	Briggs & Stratton Corp.	66,825	74,085

	Retail — 8.0%
25,650	American Eagle Outfitters Inc.	343,764	359,869
9,300	Darling Ingredients Inc.†	134,150	135,036
13,150	Ethan Allen Interiors Inc.	312,648	403,047
10,300	Haverty Furniture Companies Inc.	231,819	250,805
7,400	RH†	252,210	342,324
22,400	Rush Enterprises Inc., Cl. A†	459,984	740,992
6,200	The Habit Restaurants Inc., Cl. A†	97,859	109,740
8,600	United Natural Foods Inc.†	371,488	371,778

		2,203,922	2,713,591

	Semiconductors — 14.1%
11,400	Cabot Microelectronics Corp.	482,035	873,354
52,100	Cypress Semiconductor Corp.	464,420	716,896
36,200	Electro Scientific Industries Inc.†	210,154	252,314
47,400	Entegris Inc.†	545,906	1,109,160
34,300	FormFactor Inc.†	183,515	406,455
28,300	Marvell Technology Group Ltd.	368,758	431,858
48,600	ON Semiconductor Corp.†	373,619	752,814
8,412	Versum Materials Inc.	207,346	257,407

		2,835,753	4,800,258

	Specialty Chemicals — 2.0%
16,100	A. Schulman Inc.	423,204	506,345

See accompanying notes to financial statements.

TETON Westwood SmallCap Equity Fund

Schedule of Investments (Continued) — March 31, 2017 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Specialty Chemicals (Continued)
11,300	Ferro Corp.†	$167,358	$171,647

		590,562	677,992

	Telecommunications — 3.3%
86,400	Extreme Networks Inc.†	231,818	648,864
29,800	Infinera Corp.†	294,028	304,854
24,900	Mitel Networks Corp.†	169,004	172,557

		694,850	1,126,275

	TOTAL COMMON STOCKS	21,048,172	30,109,758

Principal Amount		Cost	Market Value

	U.S. GOVERNMENT OBLIGATIONS — 11.7%
$4,000,000	U.S. Treasury Bills, 0.510% to 0.894%††, 05/18/17 to 09/21/17	$3,991,890	$3,992,036

	TOTAL INVESTMENTS — 100.1%	$25,040,062	34,101,794

	Other Assets and Liabilities (Net) — (0.1)%		(47,530)

	NET ASSETS — 100.0%		$34,054,264

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

See accompanying notes to financial statements.

TETON Westwood Mid-Cap Equity Fund

Schedule of Investments — March 31, 2017 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 91.2%
	FINANCIALS — 18.6%
	Banks — 5.7%
2,113	BankUnited Inc.	$67,980	$78,836
148	SVB Financial Group†	17,607	27,541
1,775	Zions Bancorporation	52,534	74,550

		138,121	180,927

	Diversified Financials — 3.2%
1,288	Legg Mason Inc.	46,159	46,510
330	Oaktree Capital Group LLC	15,058	14,949
594	T. Rowe Price Group Inc.	42,544	40,481

		103,761	101,940

	Insurance — 2.6%
473	Chubb Ltd.	46,865	64,446
497	Voya Financial Inc.	18,624	18,866

		65,489	83,312

	Real Estate — 7.1%
665	American Tower Corp.	58,122	80,824
2,678	CBRE Group Inc., Cl. A†	75,791	93,168
1,316	Gaming and Leisure Properties Inc.	48,696	43,981
93	SL Green Realty Corp.	10,548	9,916

		193,157	227,889

	TOTAL FINANCIALS	500,528	594,068

	CONSUMER DISCRETIONARY — 17.3%
	Consumer Durables — 1.8%
1,627	Toll Brothers Inc.†	54,504	58,751

	Consumer Services — 2.1%
1,323	Norwegian Cruise Line Holdings Ltd.†	47,420	67,116

	Media — 5.8%
596	Liberty Broadband Corp., Cl. C†	31,512	51,494
1,492	Liberty Global plc, Cl. C†	50,878	52,280
1,003	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	26,268	38,896
2,595	Manchester United plc, Cl. A	40,237	43,856

		148,895	186,526

	Retailing — 7.6%
348	Burlington Stores Inc.†	15,950	33,857
1,266	Ethan Allen Interiors Inc.	32,034	38,803
2,591	Hanesbrands Inc.	66,570	53,789
197	O’Reilly Automotive Inc.†	31,063	53,158
117	Ralph Lauren Corp.	9,217	9,550
1,236	United Natural Foods Inc.†	75,408	53,432

		230,242	242,589

	TOTAL CONSUMER DISCRETIONARY	481,061	554,982

	INDUSTRIALS — 16.3%
	Capital Goods — 12.3%
141	Cummins Inc.	13,048	21,319
330	EnerSys	18,698	26,050
1,203	Fortune Brands Home & Security Inc.	51,730	73,203
1,104	Hexcel Corp.	46,774	60,223
504	MSC Industrial Direct Co. Inc., Cl. A	41,808	51,791
245	Orbital ATK Inc.	18,104	24,010
2,326	Quanta Services Inc.†	67,530	86,318
2,231	Rexnord Corp.†	43,372	51,491

		301,064	394,405

	Commercial and Professional Services — 4.0%
540	Bright Horizons Family Solutions Inc.†	22,495	39,145

Shares		Cost	Market Value

503	IHS Markit Ltd.†	$16,488	$21,101
1,591	Nielsen Holdings plc	72,216	65,724

		111,199	125,970

	TOTAL INDUSTRIALS	412,263	520,375

	INFORMATION TECHNOLOGY — 14.9%
	Software and Services — 13.6%
1,035	Activision Blizzard Inc.	23,171	51,605
2,049	Cornerstone OnDemand Inc.†	62,487	79,686
211	Equinix Inc.	44,115	84,394
2,604	Fortinet Inc.†	64,936	99,863
430	MercadoLibre Inc.	44,775	90,932
469	Splunk Inc.†	21,570	29,214

		261,054	435,694

	Technology Hardware and Equipment — 1.3%
523	Diebold Nixdorf Inc.	15,575	16,056
488	MACOM Technology Solutions Holdings Inc.†	16,136	23,570

		31,711	39,626

	TOTAL INFORMATION TECHNOLOGY	292,765	475,320

	HEALTH CARE — 13.2%
	Health Care Equipment and Services — 5.2%
448	Insulet Corp.†	14,861	19,304
538	Laboratory Corp. of America Holdings†	63,484	77,187
141	Patterson Cos., Inc.	6,131	6,377
508	Universal Health Services Inc., Cl. B	49,852	63,221

		134,328	166,089

	Pharmaceuticals, Biotechnology, and Life Sciences — 8.0%
419	Alexion Pharmaceuticals Inc.†	67,430	50,800
1,039	Exact Sciences Corp.†	10,522	24,541
151	Illumina Inc.†	26,620	25,767
346	Incyte Corp.†	21,070	46,250
96	Mettler-Toledo International Inc.†	24,501	45,975
568	Vertex Pharmaceuticals Inc.†	51,619	62,111

		201,762	255,444

	TOTAL HEALTH CARE	336,090	421,533

	ENERGY — 7.0%
	Energy — 7.0%
498	Cimarex Energy Co.	43,032	59,506
1,203	Fortis Inc.	36,713	39,892
530	Pioneer Natural Resources Co.	88,890	98,702
850	Range Resources Corp.	24,046	24,735

	TOTAL ENERGY	192,681	222,835

	MATERIALS — 2.2%
	Materials — 2.2%
558	Ecolab Inc.	59,037	69,940

	CONSUMER STAPLES — 1.7%
	Food and Beverage — 1.7%
1,486	Coca-Cola European Partners plc	56,094	56,007

	TOTAL COMMON STOCKS	2,330,519	2,915,060

See accompanying notes to financial statements.

TETON Westwood Mid-Cap Equity Fund

Schedule of Investments (Continued) — March 31, 2017 (Unaudited)

Principal Amount		Cost	Market Value

	U.S. GOVERNMENT OBLIGATIONS — 9.1%
$290,000	U.S. Treasury Bills, 0.510% to 0.713%††, 05/18/17 to 06/15/17	$289,623	$289,615

	TOTAL INVESTMENTS — 100.3%	$2,620,142	3,204,675

	Other Assets and Liabilities (Net) — (0.3)%		(8,422)

	NET ASSETS — 100.0%		$3,196,253

†	Non-income producing security.
††	Represents annualized yield at date of purchase.

See accompanying notes to financial statements.

TETON Convertible Securities Fund

Schedule of Investments — March 31, 2017 (Unaudited)

Principal Amount		Cost	Market Value

	CONVERTIBLE CORPORATE BONDS — 74.8%
	Aerospace and Defense — 2.4%
$200,000	Aerojet Rocketdyne Holdings Inc., 2.250%, 12/15/23(a)	$201,771	$216,625

	Building and Construction — 2.6%
200,000	Dycom Industries Inc., 0.750%, 09/15/21	217,301	234,375

	Business Services — 1.3%
111,000	Square Inc., 0.375%, 03/01/22(a)	112,733	115,717

	Cable and Satellite — 2.7%
200,000	DISH Network Corp., 3.375%, 08/15/26(a)	220,547	242,625

	Communications Equipment — 4.3%
200,000	InterDigital Inc., 1.500%, 03/01/20	236,464	261,375
112,000	Lumentum Holdings Inc., 0.250%, 03/15/24(a)	113,858	125,160

		350,322	386,535

	Computer Software and Services — 13.9%
250,000	CSG Systems International Inc., 4.250%, 03/15/36	269,702	260,937
300,000	EnerNOC Inc., 2.250%, 08/15/19	237,053	251,063
150,000	MercadoLibre Inc., 2.250%, 07/01/19	214,103	261,375
105,000	Nice Systems Inc., 1.250%, 01/15/24(a)	111,144	109,725
200,000	Proofpoint Inc., 0.750%, 06/15/20	227,238	228,625
75,000	The Priceline Group Inc., 1.000%, 03/15/18	102,074	141,563

		1,161,314	1,253,288

	Consumer Services — 5.2%
200,000	Carriage Services Inc., 2.750%, 03/15/21	232,487	260,750
200,000	Extra Space Storage LP, 3.125%, 10/01/35(a)	213,652	207,500

		446,139	468,250

	Energy and Utilities: Alternative Energy — 2.1%
200,000	Clean Energy Fuels Corp., 5.250%, 10/01/18(a)	180,984	194,375

	Energy and Utilities: Integrated — 2.6%
300,000	SunPower Corp., 4.000%, 01/15/23	236,897	236,063

	Energy and Utilities: Oil — 2.3%
200,000	Chesapeake Energy Corp., 5.500%, 09/15/26(a)	201,684	208,125

	Energy and Utilities: Services — 2.3%
300,000	Cheniere Energy Inc., 4.250%, 03/15/45	195,265	205,500

	Entertainment — 2.3%
190,000	World Wrestling Entertainment Inc., 3.375%, 12/15/23(a)	190,420	209,118

Principal Amount		Cost	Market Value

	Financial Services — 2.1%
$202,000	Encore Capital Group Inc., 3.250%, 03/15/22(a)	$194,807	$186,597

	Health Care — 11.8%
150,000	Intercept Pharmaceuticals Inc., 3.250%, 07/01/23	145,824	140,531
150,000	NuVasive Inc., 2.250%, 03/15/21	184,282	205,313
100,000	Pacira Pharmaceuticals Inc., 2.375%, 04/01/22(a)	104,923	104,063
200,000	Quidel Corp., 3.250%, 12/15/20	201,585	205,875
200,000	The Medicines Co., 2.750%, 07/15/23(a)	203,734	242,000
200,000	Vitamin Shoppe Inc., 2.250%, 12/01/20	191,997	170,500

		1,032,345	1,068,282

	Media — 0.1%
11,000	Liberty Media Corp.- Liberty Formula One, 1.000%, 01/30/23(a)	11,000	12,148

	Real Estate Investment Trusts — 2.2%
200,000	IAS Operating Partnership LP, 5.000%, 03/15/18(a)	200,835	202,250

	Semiconductors — 12.2%
200,000	Cypress Semiconductor Corp., 4.500%, 01/15/22(a)	224,983	245,125
200,000	Inphi Corp., 1.125%, 12/01/20	247,383	276,625
100,000	Knowles Corp., 3.250%, 11/01/21(a)	105,222	125,750
100,000	Microchip Technology Inc., 1.625%, 02/15/27(a)	99,742	101,813
200,000	Micron Technology Inc., 3.000%, 11/15/43	179,425	225,125
11,000	Silicon Laboratories Inc., 1.375%, 03/01/22(a)	11,000	11,722
100,000	Teradyne Inc., 1.250%, 12/15/23(a)	108,648	116,937

		976,403	1,103,097

	Transportation — 2.4%
200,000	Atlas Air Worldwide Holdings Inc., 2.250%, 06/01/22	194,938	212,750

	TOTAL CONVERTIBLE CORPORATE BONDS	6,325,705	6,755,720

Shares
	CONVERTIBLE PREFERRED STOCKS — 3.3%
	Agriculture — 1.2%
1,000	Bunge Ltd. 4.875%	94,950	107,250

	Real Estate Investment Trusts — 2.1%
3,000	Welltower Inc. 6.500%, Ser. I	195,080	189,360

	TOTAL CONVERTIBLE PREFERRED STOCKS	290,030	296,610

See accompanying notes to financial statements.

TETON Convertible Securities Fund

Schedule of Investments (Continued) — March 31, 2017 (Unaudited)

Shares		Cost	Market Value
	MANDATORY CONVERTIBLE SECURITIES (b) — 14.0%
	Commercial Services and Supplies — 1.6%
2,000	Stericycle Inc., 5.250%, 09/15/18	$132,240	$143,100

	Computer Software and Services — 2.9%
2,000	Alibaba - Mandatory Exchange Trust, 5.750%, 06/03/19 (a)	257,145	259,150

	Energy and Utilities: Integrated — 2.3%
3,800	DTE Energy Co., 6.500%, 10/01/19	200,070	204,174

	Health Care — 3.1%
200	Allergan plc, Ser. A 5.500%, 03/01/18	166,800	169,956
200	Teva Pharmaceutical Industries Ltd., 7.000%, 12/15/18	161,900	115,400

		328,700	285,356

	Industrials — 2.5%
4,200	Rexnord Corp., 5.750%, 11/15/19	213,600	230,706

	Telecommunications — 1.6%
3,000	Frontier Communications Corp., Ser. A 11.125%, 06/29/18	242,049	147,780

	TOTAL MANDATORY CONVERTIBLE SECURITIES	1,373,804	1,270,266

Principal Amount		Cost	Market Value

	U.S. GOVERNMENT OBLIGATIONS — 2.8%
$250,000	U.S. Treasury Bills, 0.759% to 0.761%†, 06/22/17 to 06/29/17	$249,546	$249,562

	TOTAL INVESTMENTS — 94.9%	$8,239,085	8,572,158

	Other Assets and Liabilities (Net) — 5.1%		461,656

	NET ASSETS — 100.0%		$9,033,814

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the market value of Rule 144A securities amounted to $3,236,525 or 35.83% of net assets.

(b)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.

†	Represents annualized yield at date of purchase.

See accompanying notes to financial statements.

TETON Westwood Equity Fund

Schedule of Investments — March 31, 2017 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 99.2%
	Aerospace — 4.0%
6,700	General Dynamics Corp.	$981,715	$1,254,240
7,160	The Boeing Co.	871,690	1,266,318

		1,853,405	2,520,558

	Banking — 12.4%
95,855	Bank of America Corp.	1,558,402	2,261,219
27,185	BB&T Corp.	1,226,150	1,215,170
24,464	JPMorgan Chase & Co.	1,259,996	2,148,918
38,420	Wells Fargo & Co.	1,662,623	2,138,457

		5,707,171	7,763,764

	Business Services — 4.0%
35,425	Booz Allen Hamilton Holding Corp.	1,000,016	1,253,691
6,500	FedEx Corp.	962,789	1,268,475

		1,962,805	2,522,166

	Cable and Satellite — 2.0%
33,460	Comcast Corp., Cl. A	892,292	1,257,761

	Computer Software and Services — 7.3%
10,370	Accenture plc, Cl. A	1,279,711	1,243,156
1,520	Alphabet Inc., Cl. A†	1,275,712	1,288,656
9,980	Microsoft Corp.	492,634	657,283
30,600	Oracle Corp.	1,275,811	1,365,066

		4,323,868	4,554,161

	Consumer Products — 3.9%
17,000	Colgate-Palmolive Co.	971,725	1,244,230
21,950	VF Corp.	1,449,774	1,206,592

		2,421,499	2,450,822

	Diversified Industrial — 2.1%
10,305	Honeywell International Inc.	830,884	1,286,785

	Electronics — 1.0%
7,825	Texas Instruments Inc.	371,082	630,382

	Energy and Energy Services — 4.0%
14,600	EOG Resources Inc.	1,247,163	1,424,230
21,935	Halliburton Co.	1,273,335	1,079,421

		2,520,498	2,503,651

	Energy: Integrated — 5.2%
9,900	NextEra Energy Inc.	778,438	1,270,863
16,070	RSP Permian Inc.†	685,013	665,780
22,200	WEC Energy Group Inc.	1,048,970	1,345,986

		2,512,421	3,282,629

	Energy: Oil — 4.0%
14,595	Chevron Corp.	1,232,401	1,567,065
11,845	Exxon Mobil Corp.	996,675	971,409

		2,229,076	2,538,474

	Financial Services — 10.0%
5,200	Alliance Data Systems Corp.	1,188,555	1,294,800
18,800	American International Group Inc.	723,402	1,173,684
9,300	Chubb Ltd.	1,011,979	1,267,125

Shares		Cost	Market Value

21,575	Intercontinental Exchange Inc.	$1,130,528	$1,291,695
29,700	PayPal Holdings Inc.†	998,852	1,277,694

		5,053,316	6,304,998

	Food and Beverage — 8.5%
14,800	Dr Pepper Snapple Group Inc.	1,408,698	1,449,216
20,900	General Mills Inc.	985,073	1,233,309
36,050	Hormel Foods Corp.	1,292,695	1,248,412
12,600	PepsiCo Inc.	1,004,071	1,409,436

		4,690,537	5,340,373

	Health Care — 11.7%
36,405	Abbott Laboratories	1,330,684	1,616,746
9,850	Aetna Inc.	888,662	1,256,367
7,100	Becton, Dickinson and Co.	858,441	1,302,424
8,400	Cigna Corp.	813,932	1,230,516
15,800	Johnson & Johnson	1,528,419	1,967,890

		5,420,138	7,373,943

	Real Estate Investment Trusts — 2.0%
5,625	Public Storage	1,410,258	1,231,369

	Retail — 6.7%
15,900	CVS Health Corp.	1,484,973	1,248,150
5,900	Simon Property Group Inc.	1,198,100	1,014,977
13,100	The Home Depot Inc.	1,314,890	1,923,473

		3,997,963	4,186,600

	Semiconductors — 1.2%
5,975	Lam Research Corp.	580,179	766,951

	Specialty Chemicals — 2.0%
4,115	The Sherwin-Williams Co.	1,064,715	1,276,432

	Telecommunications — 5.1%
21,450	Amdocs Ltd.	862,806	1,308,235
46,025	AT&T Inc.	1,854,667	1,912,339

		2,717,473	3,220,574

	Transportation — 2.1%
12,600	Union Pacific Corp.	579,565	1,334,592

	TOTAL COMMON STOCKS	51,139,145	62,346,985

	SHORT TERM INVESTMENT — 1.0%
	Other Investment Companies — 1.0%
592,516	Dreyfus Treasury Securities Cash Management, 0.500%*	592,516	592,516

	TOTAL INVESTMENTS — 100.2%	$51,731,661	62,939,501

	Other Assets and Liabilities (Net) — (0.2)%		(101,164)

	NET ASSETS — 100.0%		$62,838,337

*	1 day yield as of March 31, 2017.

†	Non-income producing security.

See accompanying notes to financial statements.

TETON Westwood Balanced Fund

Schedule of Investments — March 31, 2017 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 66.2%
	Aerospace — 2.8%
5,225	General Dynamics Corp.	$766,079	$978,120
5,265	The Boeing Co.	588,268	931,168

		1,354,347	1,909,288

	Banking — 7.0%
57,660	Bank of America Corp.	602,033	1,360,199
19,000	BB&T Corp.	857,389	849,300
14,566	JPMorgan Chase & Co.	697,176	1,279,478
22,870	Wells Fargo & Co.	992,255	1,272,944

		3,148,853	4,761,921

	Business Services — 2.7%
24,900	Booz Allen Hamilton Holding Corp.	711,047	881,211
4,675	FedEx Corp.	700,024	912,326

		1,411,071	1,793,537

	Cable and Satellite — 1.4%
25,950	Comcast Corp., Cl. A	627,063	975,461

	Computer Software and Services — 4.7%
7,045	Accenture plc, Cl. A	869,821	844,555
1,045	Alphabet Inc., Cl. A†	877,197	885,951
6,975	Microsoft Corp.	344,301	459,373
22,200	Oracle Corp.	922,617	990,342

		3,013,936	3,180,221

	Consumer Products — 2.8%
14,200	Colgate-Palmolive Co.	811,453	1,039,298
16,050	VF Corp.	1,051,053	882,269

		1,862,506	1,921,567

	Diversified Industrial — 1.4%
7,825	Honeywell International Inc.	634,768	977,108

	Electronics — 0.7%
5,500	Texas Instruments Inc.	261,043	443,080

	Energy and Energy Services — 2.5%
10,000	EOG Resources Inc.	865,832	975,500
15,225	Halliburton Co.	883,809	749,222

		1,749,641	1,724,722

	Energy: Integrated — 3.6%
7,675	NextEra Energy Inc.	630,618	985,240
11,300	RSP Permian Inc.†	481,454	468,159
15,775	WEC Energy Group Inc.	748,096	956,438

		1,860,168	2,409,837

	Energy: Oil — 2.6%
10,135	Chevron Corp.	788,503	1,088,195
8,230	Exxon Mobil Corp.	692,622	674,942

		1,481,125	1,763,137

	Financial Services — 7.0%
3,900	Alliance Data Systems Corp.	890,660	971,100
13,200	American International Group Inc.	514,162	824,076
7,000	Chubb Ltd.	767,756	953,750
16,000	Intercontinental Exchange Inc.	838,346	957,920
23,800	PayPal Holdings Inc.†	800,862	1,023,876

		3,811,786	4,730,722

	Food and Beverage — 5.6%
10,400	Dr Pepper Snapple Group Inc.	986,558	1,018,368
14,825	General Mills Inc.	681,899	874,823
25,225	Hormel Foods Corp.	904,817	873,542
9,000	PepsiCo Inc.	714,475	1,006,740

		3,287,749	3,773,473

Shares		Cost	Market Value
	Health Care — 8.1%
29,600	Abbott Laboratories	$1,059,358	$1,314,536
6,925	Aetna Inc.	640,815	883,284
5,075	Becton, Dickinson and Co.	682,432	930,958
6,400	Cigna Corp.	652,126	937,536
11,500	Johnson & Johnson	1,131,630	1,432,325

		4,166,361	5,498,639

	Real Estate Investment Trusts — 1.4%
4,325	Public Storage	1,058,369	946,786

	Retail — 4.8%
11,950	CVS Health Corp.	1,104,472	938,075
4,900	Simon Property Group Inc.	967,558	842,947
9,975	The Home Depot Inc.	986,591	1,464,629

		3,058,621	3,245,651

	Semiconductors — 0.8%
4,100	Lam Research Corp.	397,886	526,276

	Specialty Chemicals — 1.5%
3,300	The Sherwin-Williams Co.	846,500	1,023,627

	Telecommunications — 3.4%
15,100	Amdocs Ltd.	612,534	920,949
32,875	AT&T Inc.	1,324,567	1,365,956

		1,937,101	2,286,905

	Transportation — 1.4%
8,700	Union Pacific Corp.	426,027	921,504

	TOTAL COMMON STOCKS	36,394,921	44,813,462

Principal Amount
	CORPORATE BONDS — 21.4%
	Banking — 3.9%
$600,000	Citigroup Inc., 2.500%, 07/29/19	610,154	605,755
750,000	JPMorgan Chase & Co., 6.300%, 04/23/19	756,171	814,928
600,000	The Goldman Sachs Group Inc., MTN, 3.850%, 07/08/24	600,302	615,539
600,000	Wells Fargo & Co., MTN, 3.500%, 03/08/22	610,984	621,952

		2,577,611	2,658,174

	Computer Hardware — 1.0%
650,000	International Business Machines Corp., 2.900%, 11/01/21	656,129	666,944

	Consumer Products — 1.9%
500,000	Colgate-Palmolive Co., MTN, 2.100%, 05/01/23	496,042	487,249
800,000	Costco Wholesale Corp., 1.700%, 12/15/19	794,817	801,767

		1,290,859	1,289,016

	Diversified Industrial — 1.2%
800,000	John Deere Capital Corp., MTN, 1.950%, 12/13/18	800,774	804,844

	Electronics — 2.3%
1,000,000	Intel Corp., 3.300%, 10/01/21	1,020,394	1,040,276

See accompanying notes to financial statements.

TETON Westwood Balanced Fund

Schedule of Investments (Continued) — March 31, 2017 (Unaudited)

Principal Amount		Cost	Market Value
	CORPORATE BONDS (Continued)
	Electronics (Continued)
$500,000	Texas Instruments Inc., 1.650%, 08/03/19	$499,348	$499,272

		1,519,742	1,539,548

	Energy: Oil — 0.8%
500,000	XTO Energy Inc., 6.500%, 12/15/18	516,830	539,288

	Financial Services — 2.7%
600,000	Capital One Financial Corp., 3.750%, 04/24/24	608,738	611,129
600,000	Morgan Stanley, GMTN, 3.700%, 10/23/24	600,587	609,621
600,000	The PNC Financial Services Group Inc., STEP, 2.854%, 11/09/22	591,956	601,768

		1,801,281	1,822,518

	Health Care — 3.4%
500,000	Abbott Laboratories, 2.550%, 03/15/22	494,276	492,681
600,000	Aetna Inc., 3.500%, 11/15/24	600,900	613,702
600,000	Amgen Inc., 3.450%, 10/01/20	614,893	624,718
600,000	GlaxoSmithKline Capital plc, 1.500%, 05/08/17	600,374	600,207

		2,310,443	2,331,308

	Retail — 0.9%
600,000	CVS Health Corp., 3.375%, 08/12/24	598,914	601,677

	Telecommunications — 1.8%
600,000	AT&T Inc., 2.300%, 03/11/19	602,723	603,200
600,000	Verizon Communications Inc., 3.650%, 09/14/18	615,732	616,476

		1,218,455	1,219,676

	Transportation — 1.5%
1,000,000	Burlington Northern Santa Fe LLC, 5.650%, 05/01/17	999,802	1,003,216

	TOTAL CORPORATE BONDS	14,290,840	14,476,209

Principal Amount		Cost	Market Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.2%
	Federal Home Loan Mortgage Corp. — 2.5%
$600,000	1.750%, 05/30/19	$597,127	$604,892
1,100,000	2.375%, 01/13/22	1,107,676	1,120,645

		1,704,803	1,725,537

	Federal National Mortgage Association — 1.7%
1,100,000	2.625%, 09/06/24	1,139,231	1,117,930

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	2,844,034	2,843,467

	U.S. GOVERNMENT OBLIGATIONS — 6.1%
	U.S. Treasury Inflation Indexed Notes — 1.6%
1,017,954	2.125%, 01/15/19	1,024,986	1,071,185

	U.S. Treasury Notes — 4.5%
750,000	3.375%, 11/15/19	781,608	788,130
1,000,000	2.250%, 11/15/24	1,031,317	997,715
500,000	2.000%, 02/15/25	496,810	489,052
800,000	1.625%, 02/15/26	803,388	752,297

		3,113,123	3,027,194

	TOTAL U.S. GOVERNMENT OBLIGATIONS	4,138,109	4,098,379

Shares
	SHORT TERM INVESTMENT — 2.1%
	Other Investment Companies — 2.1%
1,442,190	Dreyfus Treasury Securities Cash Management, 0.500%*	1,442,190	1,442,190

	TOTAL INVESTMENTS — 100.0%	$59,110,094	67,673,707

	Other Assets and Liabilities (Net) — 0.0%		(760)

	NET ASSETS — 100.0%		$67,672,947

*	1 day yield as of March 31, 2017.

†	Non-income producing security.

GMTN	Global Medium Term Note
MTN	Medium Term Note
STEP	Step coupon security. The rate disclosed is that in effect at March 31, 2017.

See accompanying notes to financial statements.

TETON Westwood Intermediate Bond Fund

Schedule of Investments — March 31, 2017 (Unaudited)

Principal Amount		Cost	Market Value
	CORPORATE BONDS — 58.4%
	Aerospace — 5.8%
$500,000	Northrop Grumman Corp., 1.750%, 06/01/18	$501,482	$500,971
200,000	The Boeing Co., 6.000%, 03/15/19	201,339	216,002
400,000	United Technologies Corp., 3.100%, 06/01/22	414,259	411,973

		1,117,080	1,128,946

	Automotive — 5.2%
500,000	Ford Motor Credit Co. LLC, 1.724%, 12/06/17	499,760	500,077
500,000	General Motors Co., 3.500%, 10/02/18	511,446	511,161

		1,011,206	1,011,238

	Banking — 10.0%
	Citigroup Inc.,
400,000	2.500%, 07/29/19	400,874	403,836
500,000	2.485%, 09/01/23(a)	502,636	514,539
200,000	JPMorgan Chase & Co., 6.300%, 04/23/19	199,658	217,314
400,000	The Bank of New York Mellon Corp., Ser. G, 2.200%, 05/15/19	400,645	403,147
400,000	Wells Fargo & Co., 2.125%, 04/22/19	399,927	401,643

		1,903,740	1,940,479

	Computer Hardware — 1.5%
300,000	Apple Inc., 1.285%, 05/03/18(a)	300,171	301,023

	Computer Software and Services — 2.2%
400,000	Oracle Corp., 3.625%, 07/15/23	400,156	419,729

	Electronics — 2.1%
400,000	Arrow Electronics Inc., 3.000%, 03/01/18	404,378	404,074

	Financial Services — 13.7%
500,000	Bank of America Corp., 2.000%, 01/11/18	501,136	501,373
400,000	Capital One Financial Corp., 3.750%, 04/24/24	405,826	407,419
400,000	Morgan Stanley, MTN, 2.443%, 10/24/23(a)	401,572	408,806
400,000	PNC Funding Corp., 3.300%, 03/08/22	414,792	412,201
500,000	The Goldman Sachs Group Inc., GMTN, 2.789%, 10/28/27(a)	499,782	515,243
400,000	The Goldman Sachs Group Inc., MTN, 3.850%, 07/08/24	402,708	410,359

		2,625,816	2,655,401

Principal Amount		Cost	Market Value
	Food and Beverage — 1.4%
$250,000	Mondelēz International Inc., 5.375%, 02/10/20	$251,531	$270,274

	Health Care — 7.3%
500,000	Abbott Laboratories, 2.550%, 03/15/22	494,276	492,681
400,000	Amgen Inc., 3.450%, 10/01/20	409,929	416,479
500,000	GlaxoSmithKline Capital plc, 1.500%, 05/08/17	500,326	500,173

		1,404,531	1,409,333

	Retail — 4.5%
400,000	CVS Health Corp., 1.900%, 07/20/18	402,049	400,918
500,000	The Home Depot, Inc., 2.125%, 09/15/26	494,789	464,552

		896,838	865,470

	Telecommunications — 4.7%
500,000	AT&T Inc., 3.900%, 03/11/24	513,729	508,787
400,000	Verizon Communications Inc., 3.000%, 11/01/21	398,877	402,027

		912,606	910,814

	TOTAL CORPORATE BONDS	11,228,053	11,316,781

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.4%
	Federal Home Loan Mortgage Corp. — 3.2%
600,000	2.375%, 01/13/22	603,198	611,261

	Federal National Mortgage Association — 8.1%
600,000	2.625%, 09/06/24	621,399	609,780
1,000,000	2.125%, 04/24/26	997,572	956,759

		1,618,971	1,566,539

	Government National Mortgage Association — 0.1%
4,987	6.000%, 12/15/33	5,022	5,750
16,118	5.500%, 01/15/34	16,197	18,180

		21,219	23,930

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	2,243,388	2,201,730

	U.S. GOVERNMENT OBLIGATIONS — 20.5%
	U.S. Treasury Bonds — 3.4%
150,000	5.375%, 02/15/31	163,567	200,353
500,000	2.500%, 02/15/45	452,238	449,395

		615,805	649,748

	U.S. Treasury Notes — 17.1%
900,000	2.250%, 11/15/24	913,926	897,944
900,000	2.000%, 02/15/25	898,943	880,295
1,000,000	1.625%, 02/15/26	979,736	940,371
600,000	0.960%, 10/31/17(a)	599,912	600,661

		3,392,517	3,319,271

	TOTAL U.S. GOVERNMENT OBLIGATIONS	4,008,322	3,969,019

See accompanying notes to financial statements.

TETON Westwood Intermediate Bond Fund

Schedule of Investments (Continued) — March 31, 2017 (Unaudited)

Shares		Cost	Market Value
	SHORT TERM INVESTMENT — 9.3%
	Other Investment Companies — 9.3%
1,806,851	Dreyfus Treasury Securities Cash Management, 0.500%*	$1,806,851	$1,806,851

	TOTAL INVESTMENTS — 99.6%	$19,286,614	19,294,381

	Other Assets and Liabilities (Net) — 0.4%		68,436

	NET ASSETS — 100.0%		$19,362,817

*	1 day yield as of March 31, 2017.

(a)	Variable rate security. Rate shown is the effective rate as of March 31, 2017.

GMTN	Global Medium Term Note
MTN	Medium Term Note

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Assets and Liabilities

March 31, 2017 (Unaudited)

	Mighty MitesSM Fund	SmallCap Equity Fund	Mid-Cap Equity Fund	Convertible Securities Fund
Assets:
Investments, at value (cost $731,638,331, $25,040,062, $2,620,142, and $8,239,085, respectively)	$1,124,924,073	$34,101,794	$3,204,675	$8,572,158
Investments in affiliates, at value (cost $50,941,112)	68,204,460	—	—	—
Foreign currency, at value (cost $6,173)	6,190	—	—	—
Cash	252,556	43,542	5,077	52,286
Receivable for Fund shares sold	2,407,650	141,327	—	368,620
Receivable for investments sold	134,472	126,498	—	—
Receivable from Adviser	—	9,995	12,261	17,119
Dividends and interest receivable	851,272	18,529	1,343	40,511
Prepaid expenses	52,851	26,433	16,635	24,958
Total Assets	1,196,833,524	34,468,118	3,239,991	9,075,652
Liabilities:
Payable for investments purchased	1,363,332	339,676	9,664	—
Payable for Fund shares redeemed	1,680,827	5,324	—	—
Payable for investment advisory fees	992,351	28,507	4,923	13,220
Payable for distribution fees	271,753	5,971	514	2,243
Payable for accounting fees	7,500	—	—	—
Payable for payroll expenses	—	—	720	—
Payable for custodian fees	75,781	4,927	8,239	2,163
Payable for legal and audit fees	27,183	21,721	14,608	17,340
Payable for shareholder communications expenses	57,018	3,668	2,411	4,790
Payable for shareholder services fees	95,486	2,109	1,127	2,078
Other accrued expenses	16,553	1,951	1,532	4
Total Liabilities	4,587,784	413,854	43,738	41,838
Net Assets	$1,192,245,740	$34,054,264	$3,196,253	$9,033,814
Net Assets Consist of:
Paid-in capital	$757,369,975	$24,874,795	$2,514,078	$8,576,881
Accumulated net investment loss	(9,176,246)	(75,779)	(14,071)	(5)
Accumulated net realized gain on investments and foreign currency transactions	33,505,428	193,516	111,713	123,865
Net unrealized appreciation on investments	410,549,090	9,061,732	584,533	333,073
Net unrealized depreciation on foreign currency translations	(2,507)	—	—	—
Net Assets	$1,192,245,740	$34,054,264	$3,196,253	$9,033,814
Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net assets	$265,626,802	$11,784,905	$984,739	$4,473,086
Shares of beneficial interest outstanding	10,068,919	596,312	76,251	380,073
Net Asset Value, offering, and redemption price per share	$26.38	$19.76	$12.91	$11.77
Class A:
Net assets	$155,965,523	$3,611,393	$350,224	$1,481,608
Shares of beneficial interest outstanding	6,112,746	190,285	27,381	122,078
Net Asset Value and redemption price per share	$25.51	$18.98	$12.79	$12.14
Maximum offering price per share (NAV ÷ 0.96, based on maximum sales charge of 4.00% of the offering price)	$26.57	$19.77	$13.32	$12.65
Class C:
Net assets	$175,880,302	$2,359,762	$211,800	$906,915
Shares of beneficial interest outstanding	7,741,797	140,970	16,890	70,223
Net Asset Value and offering price per share(a)	$22.72	$16.74	$12.54	$12.91
Class I:
Net assets	$594,773,113	$16,298,204	$1,649,490	$2,172,205
Shares of beneficial interest outstanding	22,121,885	800,821	126,277	184,076
Net Asset Value, offering, and redemption price per share	$26.89	$20.35	$13.06	$11.80

(a)	Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Assets and Liabilities (Continued)

March 31, 2017 (Unaudited)

	Equity Fund	Balanced Fund	Intermediate Bond Fund
Assets:
Investments, at value (cost $51,731,661, $59,110,094, and $19,286,614, respectively)	$62,939,501	$67,673,707	$19,294,381
Investments in affiliates, at value	—	—	—
Foreign currency, at value	—	—	—
Cash	9,143	15,017	298,301
Receivable for Fund shares sold	8,062	38,573	15,395
Receivable for investments sold	—	—	—
Receivable from Adviser	—	—	5,987
Dividends and interest receivable	25,661	208,796	105,729
Prepaid expenses	27,543	29,363	20,627
Total Assets	63,009,910	67,965,456	19,740,420
Liabilities:
Payable for investments purchased	18,320	24,067	301,729
Payable for Fund shares redeemed	29,450	152,839	33,898
Payable for investment advisory fees	54,069	43,484	9,552
Payable for distribution fees	13,982	18,851	2,035
Payable for accounting fees	7,500	7,500	—
Payable for payroll expenses	—	—	—
Payable for custodian fees	11,476	11,616	3,704
Payable for legal and audit fees	17,072	16,985	18,267
Payable for shareholder communications expenses	11,028	9,111	3,405
Payable for shareholder services fees	6,406	5,337	2,790
Other accrued expenses	2,270	2,719	2,223
Total Liabilities	171,573	292,509	377,603
Net Assets	$62,838,337	$67,672,947	$19,362,817
Net Assets Consist of:
Paid-in capital	$47,856,939	$56,637,478	$19,311,318
Accumulated net investment income	72,756	142,659	128
Accumulated net realized gain on investments and foreign currency transactions	3,700,802	2,329,197	43,604
Net unrealized appreciation on investments	11,207,840	8,563,613	7,767
Net unrealized depreciation on foreign currency translations	—	—	—
Net Assets	$62,838,337	$67,672,947	$19,362,817
Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net assets	$54,117,037	$52,984,469	$3,847,185
Shares of beneficial interest outstanding	4,237,706	4,554,916	342,571
Net Asset Value, offering, and redemption price per share	$12.77	$11.63	$11.23
Class A:
Net assets	$2,970,535	$8,033,526	$725,010
Shares of beneficial interest outstanding	233,119	687,172	64,626
Net Asset Value and redemption price per share	$12.74	$11.69	$11.22
Maximum offering price per share (NAV ÷ 0.96, based on maximum sales charge of 4.00% of the offering price)	$13.27	$12.18	$11.69
Class C:
Net assets	$1,199,795	$4,748,090	$1,209,853
Shares of beneficial interest outstanding	98,783	401,030	113,506
Net Asset Value and offering price per share(a)	$12.15	$11.84	$10.66
Class I:
Net assets	$4,550,970	$1,906,862	$13,580,769
Shares of beneficial interest outstanding	357,453	164,040	1,208,583
Net Asset Value, offering, and redemption price per share	$12.73	$11.62	$11.24

(a)	Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Operations

For the Six Months Ended March 31, 2017 (Unaudited)

	Mighty MitesSM Fund	SmallCap Equity Fund	Mid-Cap Equity Fund	Convertible Securities Fund
Investment Income:
Dividends - unaffiliated (net of foreign withholding taxes of $28,886, $242, $1, and $1,050, respectively)	$ 4,945,107	$ 171,846	$ 14,518	$ 49,033
Dividends - affiliated	651,048	—	—	—
Interest	315,871	6,327	277	7,449
Total Investment Income	5,912,026	178,173	14,795	56,482
Expenses:
Investment advisory fees	5,598,865	152,039	18,071	36,321
Distribution fees - Class AAA	334,215	14,463	1,781	4,956
Distribution fees - Class A	374,955	8,165	844	2,952
Distribution fees - Class C	873,326	11,392	959	4,383
Accounting fees	22,500	—	—	—
Custodian fees	67,523	3,598	4,997	2,465
Interest expense	—	8	—	346
Legal and audit fees	39,638	17,728	10,566	13,010
Payroll expenses	—	—	1,127	—
Registration expenses	39,659	23,352	10,853	22,347
Shareholder communications expenses	136,326	4,721	2,136	4,170
Shareholder services fees	481,897	7,035	3,690	5,004
Trustees’ fees	35,909	933	127	228
Miscellaneous expenses	32,772	5,282	4,765	4,517
Total Expenses	8,037,585	248,716	59,916	100,699
Less:
Fees waived or expenses reimbursed by Adviser (See Note 3)	—	(31,006)	(41,492)	(55,372)
Advisory fee reduction on unsupervised assets (See Note 3)	(39,398)	—	—	—
Custodian fee credits	(213)	—	—	—
Expenses paid by broker (See Note 6)	(4,383)	(758)	(383)	—
Total Reimbursements, Waivers, Reductions, and Credits	(43,994)	(31,764)	(41,875)	(55,372)
Net Expenses	7,993,591	216,952	18,041	45,327
Net Investment Income/(Loss)	(2,081,565)	(38,779)	(3,246)	11,155
Net Realized and Unrealized Gain/(Loss) on Investments, Redemption In-Kind, and Foreign Currency:
Net realized gain on investments - unaffiliated	39,132,164	1,444,503	78,597	123,899
Net realized loss on investments - affiliated	(20,294)	—	—	—
Net realized gain on redemption in-kind	—	—	39,222	—
Net realized loss on foreign currency transactions	(332)	—	—	—
Net realized gain on investments, redemption in-kind, and foreign currency transactions	39,111,538	1,444,503	117,819	123,899
Net change in unrealized appreciation/depreciation:
on investments	82,953,994	2,414,072	195,686	334,948
on foreign currency translations	(1,327)	—	—	—
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	82,952,667	2,414,072	195,686	334,948
Net Realized and Unrealized Gain on Investments, Redemption In-Kind, and Foreign Currency	122,064,205	3,858,575	313,505	458,847
Net Increase in Net Assets Resulting from Operations	$119,982,640	$3,819,796	$310,259	$470,002

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Operations (Continued)

For the Six Months Ended March 31, 2017 (Unaudited)

	Equity Fund	Balanced Fund	Intermediate Bond Fund
Investment Income:
Dividends - unaffiliated (net of foreign withholding taxes of $0, $0, and $0, respectively)	$ 671,101	$ 474,484	$ 2,018
Dividends - affiliated	—	—	—
Interest	—	291,285	212,497
Total Investment Income	671,101	765,769	214,515
Expenses:
Investment advisory fees	312,122	250,848	57,422
Distribution fees - Class AAA	66,878	65,697	4,994
Distribution fees - Class A	8,892	18,313	1,224
Distribution fees - Class C	5,018	25,603	6,078
Accounting fees	22,500	22,500	—
Custodian fees	7,558	7,923	2,740
Interest expense	—	—	—
Legal and audit fees	14,161	14,229	14,620
Payroll expenses	—	—	—
Registration expenses	28,243	28,237	22,748
Shareholder communications expenses	11,338	10,639	3,037
Shareholder services fees	23,117	21,746	6,477
Trustees’ fees	2,065	2,168	649
Miscellaneous expenses	6,368	6,124	4,483
Total Expenses	508,260	474,027	124,472
Less:
Fees waived or expenses reimbursed by Adviser (See Note 3)	—	—	(40,398)
Advisory fee reduction on unsupervised assets (See Note 3)	—	—	—
Custodian fee credits	—	—	—
Expenses paid by broker (See Note 6)	(880)	(898)	—
Total Reimbursements, Waivers, Reductions, and Credits	(880)	(898)	(40,398)
Net Expenses	507,380	473,129	84,074
Net Investment Income	163,721	292,640	130,441
Net Realized and Unrealized Gain/(Loss) on Investments, Redemption In-Kind, and Foreign Currency:
Net realized gain on investments - unaffiliated	4,281,187	2,917,440	43,825
Net realized loss on investments - affiliated	—	—	—
Net realized gain on redemption in-kind	—	—	—
Net realized loss on foreign currency transactions	—	—	—
Net realized gain on investments, redemption in-kind, and foreign currency transactions	4,281,187	2,917,440	43,825
Net change in unrealized appreciation/depreciation:
on investments	822,875	7,545	(607,889)
on foreign currency translations	—	—	—
Net change in unrealized appreciation/depreciation on investments	822,875	7,545	(607,889)
Net Realized and Unrealized Gain on Investments, Redemption In-Kind, and Foreign Currency	5,104,062	2,924,985	(564,064)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$5,267,783	$3,217,625	$(433,623)

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Changes in Net Assets (Unaudited)

	Mighty MitesSM Fund		SmallCap Equity Fund		Mid-Cap Equity Fund
	For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016	For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016	For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016
Operations:
Net investment income/(loss)	$ (2,081,565)	$ (7,545,752)	$ (38,779)	$ (57,822)	$ (3,246)	$ (11,544)
Net realized gain on investments, redemption in-kind, and foreign currency transactions	39,111,538	58,438,217	1,444,503	2,297,290	117,819	117,460
Net change in unrealized appreciation/ depreciation on investments and foreign currency translations	82,952,667	90,584,805	2,414,072	2,050,135	195,686	240,606
Net Increase/(Decrease) in Net Assets Resulting from Operations	119,982,640	141,477,270	3,819,796	4,289,603	310,259	346,522
Distributions to Shareholders:
Net investment income
Class AAA	—	—	—	—	—	—
Class A	—	—	—	—	—	—
Class C	—	—	—	—	—	—
Class I	—	—	—	—	—	—
	—	—	—	—	—	—
Net realized gain
Class AAA	(12,112,850)	(6,095,461)	(1,120,049)	(1,157,380)	(21,203)	(79,782)
Class A	(6,972,738)	(3,660,523)	(282,966)	(490,551)	(4,128)	(23,063)
Class C	(9,278,000)	(4,948,570)	(229,623)	(546,624)	(2,204)	(12,061)
Class I	(22,623,865)	(10,716,802)	(1,008,986)	(1,549,159)	(19,508)	(86,372)
	(50,987,453)	(25,421,356)	(2,641,624)	(3,743,714)	(47,043)	(201,278)
Total Distributions to Shareholders	(50,987,453)	(25,421,356)	(2,641,624)	(3,743,714)	(47,043)	(201,278)
Shares of Beneficial Interest Transactions:
Proceeds from shares issued
Class AAA	28,075,180	25,166,399	4,609,604	4,274,883	312,707	355,459
Class A	21,961,517	13,798,430	717,801	236,596	84,561	19,774
Class C	13,743,824	17,038,503	250,262	610,708	11,331	24,420
Class I	123,875,510	98,912,516	4,600,110	963,829	8,066	81,792
	187,656,031	154,915,848	10,177,777	6,086,016	416,665	481,445
Proceeds from reinvestment of distributions
Class AAA	11,849,903	5,979,037	1,099,599	1,099,502	21,204	69,340
Class A	6,334,330	3,105,905	270,995	448,413	3,124	19,621
Class C	7,567,826	3,888,543	185,367	447,962	2,047	11,737
Class I	14,416,147	7,046,245	993,397	1,490,195	19,508	86,372
	40,168,206	20,019,730	2,549,358	3,486,072	45,883	187,070
Cost of shares redeemed
Class AAA	(47,399,306)	(68,915,531)	(5,229,599)	(2,487,786)	(1,237,750)	(701,109)
Class A	(23,274,968)	(44,872,412)	(361,838)	(1,121,302)	(77,487)	(304,721)
Class C	(29,886,204)	(51,145,275)	(396,985)	(1,740,637)	(9,647)	(124,531)
Class I	(54,128,982)	(171,152,381)	(740,197)	(1,731,285)	(276,974)	(560,784)
	(154,689,460)	(336,085,599)	(6,728,619)	(7,081,010)	(1,601,858)	(1,691,145)
Net Increase/(Decrease) in Net Assets from Shares of Beneficial Interest Transactions	73,134,777	(161,150,021)	5,998,516	2,491,078	(1,139,310)	(1,022,630)
Redemption Fees	575	2,669	573	1,987	—	58
Net Increase/(Decrease) in Net Assets	142,130,539	(45,091,438)	7,177,261	3,038,954	(876,094)	(877,328)
Net Assets:
Beginning of year	1,050,115,201	1,095,206,639	26,877,003	23,838,049	4,072,347	4,949,675
End of period	$1,192,245,740	$1,050,115,201	$34,054,264	$26,877,003	$ 3,196,253	$ 4,072,347
Undistributed net investment income	—	—	—	—	—	—

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Changes in Net Assets (Unaudited) (Continued)

Convertible Securities Fund		Equity Fund		Balanced Fund		Intermediate Bond Fund
For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016	For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016	For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016	For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016

$ 11,155	$ 18,682	$ 163,721	$ 332,110	$ 292,640	$ 669,863	$ 130,441	$ 285,645
123,899	1,780,804	4,281,187	3,903,080	2,917,440	3,117,645	43,825	139,304
334,948	(1,047,191)	822,875	2,580,783	7,545	1,746,780	(607,889)	371,799
470,002	752,295	5,267,783	6,815,973	3,217,625	5,534,288	(433,623)	796,748

(6,618)	(15,808)	(293,060)	(211,307)	(127,182)	(576,148)	(24,804)	(57,195)
(1,277)	(1,643)	(10,406)	(7,679)	(14,764)	(56,715)	(3,990)	(10,078)
—	(517)	—	—	(2,325)	(17,080)	(2,991)	(4,384)
(5,261)	(1,339)	(34,162)	(29,046)	(5,710)	(24,897)	(98,657)	(214,019)
(13,156)	(19,307)	(337,628)	(248,032)	(149,981)	(674,840)	(130,442)	(285,676)

(171,202)	—	(3,329,667)	(4,079,809)	(2,878,995)	(3,761,458)	(29,726)	(91,989)
(48,555)	—	(231,525)	(283,279)	(379,547)	(458,819)	(5,413)	(16,150)
(36,328)	—	(55,386)	(59,970)	(282,541)	(353,385)	(9,133)	(8,637)
(51,404)	—	(266,964)	(331,753)	(101,837)	(127,425)	(95,099)	(249,249)
(307,489)	—	(3,883,542)	(4,754,811)	(3,642,920)	(4,701,087)	(139,371)	(366,025)
(320,645)	(19,307)	(4,221,170)	(5,002,843)	(3,792,901)	(5,375,927)	(269,813)	(651,701)

680,256	433,186	437,336	1,098,418	6,037,617	5,554,854	367,242	599,586
890,274	351,906	175,785	1,120,647	1,158,771	1,469,112	107,050	230,824
12,337	39,531	462,026	166,014	202,489	1,287,764	261,273	3,247,789
1,832,313	165,930	455,154	976,188	321,443	267,769	1,147,371	2,430,851
3,415,180	990,553	1,530,301	3,361,267	7,720,320	8,579,499	1,882,936	6,509,050

176,632	15,257	3,475,689	4,146,689	2,919,034	4,208,821	52,583	143,907
49,745	1,608	241,265	287,016	381,076	469,977	8,175	24,840
36,323	517	36,439	48,297	255,463	335,806	11,998	12,682
56,666	1,333	276,907	278,123	106,438	145,323	193,158	461,328
319,366	18,715	4,030,300	4,760,125	3,662,011	5,159,927	265,914	642,757

(689,625)	(2,245,733)	(3,746,314)	(6,983,605)	(5,640,917)	(13,736,422)	(592,688)	(1,629,881)
(668,787)	(361,000)	(1,231,793)	(889,260)	(490,186)	(1,509,758)	(168,867)	(263,915)
(32,934)	(191,875)	(163,357)	(75,800)	(1,220,376)	(1,341,488)	(164,667)	(2,526,488)
(156,600)	(45,940)	(510,626)	(1,489,488)	(399,010)	(375,998)	(1,388,140)	(1,918,411)
(1,547,946)	(2,844,548)	(5,652,090)	(9,438,153)	(7,750,489)	(16,963,666)	(2,314,362)	(6,338,695)
2,186,600	(1,835,280)	(91,489)	(1,316,761)	3,631,842	(3,224,240)	(165,512)	813,112
—	10	—	—	—	2	—	—
2,335,957	(1,102,282)	955,124	496,369	3,056,566	(3,065,877)	(868,948)	958,159

6,697,857	7,800,139	61,883,213	61,386,844	64,616,381	67,682,258	20,231,765	19,273,606
$ 9,033,814	$ 6,697,857	$62,838,337	$61,883,213	$67,672,947	$ 64,616,381	$19,362,817	$20,231,765
—	$ 1,996	$ 72,756	$ 246,663	$ 142,659	—	$ 128	$ 129

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions to Shareholders						Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)(b)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(c)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)	Operating Expenses Net of Waivers/ Reimbursements/ Reductions	Operating Expenses Before Waivers/ Reimbursements/ Reductions(d)	Portfolio Turnover Rate
Mighty MitesSM Fund
Class AAA
2017(e)	$24.76	$(0.04)	$ 2.85	$ 2.81	—	$(1.19)	$(1.19)	$0.00	$26.38	11.6%	$265,627	(0.34)%(f)	1.40%(f)(g)	1.41%(f)	5%
2016	22.02	(0.15)	3.41	3.26	—	(0.52)	(0.52)	0.00	24.76	15.0	256,488	(0.67)	1.41(g)	1.41	6
2015	23.01	(0.06)	(0.50)	(0.56)	—	(0.43)	(0.43)	0.00	22.02	(2.6)	265,145	(0.27)	1.40(g)	1.41	13
2014	23.81	(0.22)	0.80	0.58	—	(1.38)	(1.38)	0.00	23.01	2.2	365,022	(0.90)	1.41	1.42	14
2013	17.94	0.04	6.29	6.33	$(0.08)	(0.38)	(0.46)	0.00	23.81	36.2	476,112	0.19	1.41	1.43	15
2012	14.85	(0.10)	3.54	3.44	—	(0.35)	(0.35)	0.00	17.94	23.6	277,666	(0.62)	1.44	1.46	12
Class A
2017(e)	$24.01	$(0.07)	$ 2.76	$ 2.69	—	$(1.19)	$(1.19)	$0.00	$25.51	11.4%	$155,966	(0.59)%(f)	1.65%(f)(g)	1.66%(f)	5%
2016	21.43	(0.20)	3.30	3.10	—	(0.52)	(0.52)	0.00	24.01	14.6	141,893	(0.92)	1.66(g)	1.66	6
2015	22.45	(0.12)	(0.47)	(0.59)	—	(0.43)	(0.43)	0.00	21.43	(2.8)	154,000	(0.51)	1.65(g)	1.66	13
2014	23.32	(0.27)	0.78	0.51	—	(1.38)	(1.38)	0.00	22.45	2.0	175,108	(1.16)	1.66	1.67	14
2013	17.59	(0.02)	6.17	6.15	$(0.04)	(0.38)	(0.42)	0.00	23.32	35.8	139,464	(0.08)	1.66	1.68	15
2012	14.61	(0.14)	3.47	3.33	—	(0.35)	(0.35)	0.00	17.59	23.2	77,803	(0.87)	1.69	1.71	12
Class C
2017(e)	$21.55	$(0.12)	$ 2.48	$ 2.36	—	$(1.19)	$(1.19)	$0.00	$22.72	11.2%	$175,880	(1.09)%(f)	2.15%(f)(g)	2.16%(f)	5%
2016	19.38	(0.28)	2.97	2.69	—	(0.52)	(0.52)	0.00	21.55	14.1	175,241	(1.41)	2.16(g)	2.16	6
2015	20.44	(0.21)	(0.42)	(0.63)	—	(0.43)	(0.43)	0.00	19.38	(3.2)	187,216	(1.01)	2.15(g)	2.16	13
2014	21.46	(0.36)	0.72	0.36	—	(1.38)	(1.38)	0.00	20.44	1.4	208,795	(1.66)	2.16	2.17	14
2013	16.25	(0.10)	5.69	5.59	—	(0.38)	(0.38)	0.00	21.46	35.3	160,852	(0.57)	2.16	2.18	15
2012	13.59	(0.21)	3.22	3.01	—	(0.35)	(0.35)	0.00	16.25	22.6	92,012	(1.37)	2.19	2.21	12
Class I
2017(e)	$25.18	$(0.01)	$ 2.91	$ 2.90	—	$(1.19)	$(1.19)	$0.00	$26.89	11.7%	$594,773	(0.09)%(f)	1.14%(f)(g)	1.15%(f)	5%
2016	22.34	(0.10)	3.46	3.36	—	(0.52)	(0.52)	0.00	25.18	15.2	476,493	(0.44)	1.16(g)	1.16	6
2015	23.27	(0.00)(c)	(0.50)	(0.50)	—	(0.43)	(0.43)	0.00	22.34	(2.3)	488,846	(0.01)	1.15(g)	1.16	13
2014	24.02	(0.16)	0.79	0.63	—	(1.38)	(1.38)	0.00	23.27	2.4	519,459	(0.67)	1.16	1.17	14
2013	18.13	0.08	6.35	6.43	$(0.16)	(0.38)	(0.54)	0.00	24.02	36.6	277,588	0.40	1.16	1.18	15
2012	14.98	(0.06)	3.56	3.50	—	(0.35)	(0.35)	0.00	18.13	23.8	131,003	(0.38)	1.19	1.21	12

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share data are calculated using the average shares outstanding method.
(b)	Due to capital share activity, net investment income (loss), per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.
(c)	Amount represents less than $0.005 per share.
(d)

Before advisory fee reduction on unsupervised assets totaling 0.01%, 0.01%, 0.02%, and 0.02% of net assets for the years ended September 30, 2015, 2014, 2013, and 2012, respectively. For the six months ended March 31, 2017 and the year ended September 30, 2016, there was no impact on the expense ratios.

(e)	For the six months ended March 31, 2017, unaudited.
(f)	Annualized.
(g)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended March 31, 2017 and the years ended September 30, 2016 and 2015, there was no impact on the expense ratios.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions to Shareholders						Ratios to Average Net Assets/Supplemental Data
Year Ended March 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)	Operating Expenses Net of Waivers/ Reimbursements	Operating Expenses Before Waivers/ Reimbursements	Portfolio Turnover Rate
SmallCap Equity Fund
Class AAA
2017(c)	$19.03	$(0.03)	$ 2.55	$ 2.52	—	$(1.79)	$(1.79)	$0.00	$19.76	13.8%	$11,785	(0.27%)(d)	1.46%(d)(e)	1.66%(d)	13%
2016	18.54	(0.04)	3.57	3.53	—	(3.04)	(3.04)	0.00	19.03	21.1	10,855	(0.25)	1.50(e)	1.79	18
2015	20.52	(0.09)	(0.29)	(0.38)	—	(1.60)	(1.60)	—	18.54	(2.4)	7,721	(0.47)	1.50(e)	1.66	23
2014	19.83	(0.07)	0.76	0.69	—	—	—	0.00	20.52	3.5	15,649	(0.35)	1.50	1.57	13
2013	15.32	(0.01)	4.52	4.51	—	—	—	0.00	19.83	29.4	19,576	(0.05)	1.50	1.63	12
2012	12.85	(0.03)	2.87	2.84	—	(0.37)	(0.37)	0.00	15.32	22.5	16,170	(0.21)	1.50	1.65	39
Class A
2017(c)	$18.37	$(0.05)	$ 2.45	$ 2.40	—	$(1.79)	$(1.79)	$0.00	$18.98	13.7%	$ 3,611	(0.54%)(d)	1.70%(d)(e)	1.91%(d)	13%
2016	18.02	(0.08)	3.47	3.39	—	(3.04)	(3.04)	0.00	18.37	20.9	2,871	(0.49)	1.75(e)	2.04	18
2015	20.05	(0.14)	(0.29)	(0.43)	—	(1.60)	(1.60)	—	18.02	(2.7)	3,258	(0.71)	1.75(e)	1.91	23
2014	19.41	(0.12)	0.76	0.64	—	—	—	0.00	20.05	3.3	4,269	(0.60)	1.75	1.82	13
2013	15.03	(0.04)	4.42	4.38	—	—	—	0.00	19.41	29.1	4,668	(0.22)	1.75	1.88	12
2012	12.65	(0.06)	2.81	2.75	—	(0.37)	(0.37)	0.00	15.03	22.1	5,390	(0.42)	1.75	1.90	39
Class C
2017(c)	$16.43	$(0.08)	$ 2.18	$ 2.10	—	$(1.79)	$(1.79)	$0.00	$16.74	13.4%	$ 2,360	(1.03%)(d)	2.21%(d)(e)	2.41%(d)	13%
2016	16.49	(0.15)	3.13	2.98	—	(3.04)	(3.04)	0.00	16.43	20.2	2,268	(0.99)	2.25(e)	2.54	18
2015	18.56	(0.22)	(0.25)	(0.47)	—	(1.60)	(1.60)	—	16.49	(3.2)	3,081	(1.21)	2.25(e)	2.41	23
2014	18.06	(0.21)	0.71	0.50	—	—	—	0.00	18.56	2.8	4,186	(1.10)	2.25	2.32	13
2013	14.06	(0.11)	4.11	4.00	—	—	—	0.00	18.06	28.4	4,460	(0.72)	2.25	2.38	12
2012	11.91	(0.13)	2.65	2.52	—	(0.37)	(0.37)	0.00	14.06	21.5	5,261	(0.92)	2.25	2.40	39
Class I
2017(c)	$19.53	$(0.00)(b)	$ 2.61	$ 2.61	—	$(1.79)	$(1.79)	$0.00	$20.35	13.9%	$16,298	(0.04%)(d)	1.20%(d)(e)	1.41%(d)	13%
2016	18.90	0.00(b)	3.67	3.67	—	(3.04)	(3.04)	0.00	19.53	21.5	10,883	0.00	1.25(e)	1.54	18
2015	20.85	(0.04)	(0.31)	(0.35)	—	(1.60)	(1.60)	—	18.90	(2.2)	9,778	(0.21)	1.25(e)	1.41	23
2014	20.09	(0.02)	0.78	0.76	—	—	—	0.00	20.85	3.8	17,230	(0.09)	1.25	1.32	13
2013	15.50	0.04	4.57	4.61	$(0.02)	—	(0.02)	0.00	20.09	29.8	13,688	0.22	1.25	1.38	12
2012	12.96	0.04	2.87	2.91	—	(0.37)	(0.37)	0.00	15.50	22.8	12,752	0.23	1.25	1.40	39

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share data are calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended March 31, 2017, unaudited.
(d)	Annualized.
(e)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. Had such payments not been made, for the year ended September 30, 2016 the expense ratios would have been 1.51%, 1.76%, 2.26%, 1.26% for Class AAA, Class A, Class C, and Class I, respectively. For the six months ended March 31, 2017, these credits had no material impact on the expense ratios.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions to Shareholders					Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income/Loss	Operating Expenses Net of Waivers/ Reimbursements	Operating Expenses Before Waivers/ Reimbursements	Portfolio Turnover Rate
Mid-Cap Equity Fund
Class AAA
2017(b)	$11.88	$(0.02)	$1.19	$ 1.17	—	$(0.14)	$(0.14)	$12.91	10.0%	$ 985	(0.26)%(c)	1.05%(c)(d)	3.37%(c)	9%
2016	11.43	(0.04)	0.97	0.93	—	(0.48)	(0.48)	11.88	8.2	1,810	(0.40)	1.34(d)(e)	3.26	15
2015	11.54	(0.06)	0.07	0.01	—	(0.12)	(0.12)	11.43	0.1	2,004	(0.52)	1.51(d)(e)	2.74	25
2014	10.48	(0.04)	1.10	1.06	—	(0.00)(f)	(0.00)(f)	11.54	10.2	1,679	(0.39)	1.51(e)	4.27	22
2013(g)	10.00	(0.01)	0.49	0.48	—	—	—	10.48	4.8	661	(0.42)(c)	1.50(c)	3.88(c)(h)	3
Class A
2017(b)	$11.78	$(0.03)	$1.18	$ 1.15	—	$(0.14)	$(0.14)	$12.79	9.9%	$ 350	(0.45)%(c)	1.30%(c)(d)	3.62%(c)	9%
2016	11.37	(0.07)	0.96	0.89	—	(0.48)	(0.48)	11.78	7.9	309	(0.65)	1.63(d)(e)	3.44	15
2015	11.51	(0.09)	0.07	(0.02)	—	(0.12)	(0.12)	11.37	(0.2)	593	(0.77)	1.76(d)(e)	2.99	25
2014	10.47	(0.08)	1.12	1.04	—	(0.00)(f)	(0.00)(f)	11.51	10.0	682	(0.69)	1.76(e)	4.52	22
2013(g)	10.00	0.03	0.44	0.47	—	—	—	10.47	4.7	188	0.81(c)	1.75(c)	4.13(c)(h)	3
Class C
2017(b)	$11.58	$(0.06)	$1.16	$ 1.10	—	$(0.14)	$(0.14)	$12.54	9.6%	$ 212	(0.95)%(c)	1.80%(c)(d)	4.12%(c)	9%
2016	11.24	(0.12)	0.94	0.82	—	(0.48)	(0.48)	11.58	7.4	193	(1.17)	2.11(d)(e)	3.98	15
2015	11.43	(0.15)	0.08	(0.07)	—	(0.12)	(0.12)	11.24	(0.6)	274	(1.27)	2.26(d)(e)	3.49	25
2014	10.45	(0.13)	1.11	0.98	—	(0.00)(f)	(0.00)(f)	11.43	9.4	239	(1.17)	2.26(e)	5.02	22
2013(g)	10.00	(0.02)	0.47	0.45	—	—	—	10.45	4.5	74	(0.65)(c)	2.25(c)	4.63(c)(h)	3
Class I
2017(b)	$12.00	$ 0.00(f)	$1.20	$ 1.20	—	$(0.14)	$(0.14)	$13.06	10.1%	$1,649	0.04%(c)	0.80%(c)(d)	3.12%(c)	9%
2016	11.49	0.00	0.99	0.99	—	(0.48)	(0.48)	12.00	8.7	1,760	0.04	0.90(d)(e)	3.00	15
2015	11.57	(0.03)	0.07	0.04	—	(0.12)	(0.12)	11.49	0.3	2,079	(0.27)	1.26(d)(e)	2.49	25
2014	10.48	(0.01)	1.11	1.10	$(0.01)	(0.00)(f)	(0.01)	11.57	10.5	2,345	(0.09)	1.26(e)	4.02	22
2013(g)	10.00	(0.01)	0.49	0.48	—	—	—	10.48	4.8	1,155	(0.20)(c)	1.25(c)	3.63(c)(h)	3

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share data are calculated using the average shares outstanding method.
(b)	For the six months ended March 31, 2017, unaudited.
(c)	Annualized.
(d)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. Had such payments not been made, the expense ratios for the six months ended March 31, 2017 and the years ended September 30, 2016 and 2015 would have been (1.07%, 1.39% and 1.54%) Class AAA, (1.32%, 1.68% and 1.79%) Class A, (1.82%, 2.16% and 2.29%) Class C, and (0.82%, 0.95% and 1.29%) Class I Shares, respectively.

(e)

The Fund incurred interest expense during the years ended September 30, 2016, 2015, and 2014. For the year ended September 30, 2016, there was no material impact on the expense ratios. For the years ended September 30, 2015 and 2014, if interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.33% and 1.50% (Class AAA), 1.62% and 1.75% (Class A), 2.10% and 2.25% (Class C), 0.89% and1.25% (Class I), respectively.

(f)	Amount represents less than $0.005 per share.
(g)	From the commencement of offering of Fund Shares on May 31, 2013 through September 30, 2013.
(h)

Certain non-recurring expenses incurred by the Fund were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total operating expense ratios before waivers and reimbursements would have been 10.11% (Class AAA), 10.36% (Class A), 10.86% (Class C), and 9.86% (Class I).

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions to Shareholders						Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)	Operating Expenses Net of Waivers/ Reimbursements	Operating Expenses Before Waivers/ Reimbursements	Portfolio Turnover Rate
Convertible Securities Fund
Class AAA
2017(b)	$11.59	$ 0.02	$ 0.71	$ 0.73	$(0.02)	$(0.53)	$(0.55)	—	$11.77	6.6%	$4,473	0.31%(c)	1.16%(c)	2.68%(c)	12%
2016	10.53	0.04	1.05	1.09	(0.03)	—	(0.03)	—	11.59	10.4	4,240	0.38	2.00(d)	2.74	20
2015	11.79	0.04	(1.27)	(1.23)	(0.03)	—	(0.03)	—	10.53	(10.5)	5,525	0.31	2.00(d)	2.40	19
2014	10.40	0.21	1.38	1.59	(0.20)	—	(0.20)	$0.00(e)	11.79	15.5	6,240	1.86	2.00	2.42	31
2014	8.96	0.07	1.45	1.52	(0.08)	—	(0.08)	0.00(e)	10.40	17.0	6,147	0.73	2.00	2.57	13
2013	7.65	0.10	1.31	1.41	(0.10)	—	(0.10)	0.00(e)	8.96	18.5	5,151	1.22	2.00	2.82	11
Class A
2017(b)	$11.94	$ 0.01	$ 0.73	$ 0.74	$(0.01)	$(0.53)	$(0.54)	—	$12.14	6.5%	$1,482	0.14%(c)	1.41%(c)	2.93%(c)	12%
2016	10.87	0.01	1.08	1.09	(0.02)	—	(0.02)	—	11.94	10.1	1,191	0.10	2.25(d)	2.99	20
2015	12.18	0.01	(1.30)	(1.29)	(0.02)	—	(0.02)	—	10.87	(10.6)	1,081	0.06	2.25(d)	2.65	19
2014	10.75	0.19	1.43	1.62	(0.19)	—	(0.19)	$0.00(e)	12.18	15.2	1,013	1.63	2.25	2.67	31
2013	9.26	0.05	1.49	1.54	(0.05)	—	(0.05)	0.00(e)	10.75	16.7	907	0.44	2.25	2.82	13
2012	7.91	0.07	1.37	1.44	(0.09)	—	(0.09)	0.00(e)	9.26	18.3	389	0.78	2.25	3.07	11
Class C
2017(b)	$12.69	$(0.03)	$ 0.78	$ 0.75	—	$(0.53)	$(0.53)	—	$12.91	6.2%	$ 907	(0.42)%(c)	1.91%(c)	3.43%(c)	12%
2016	11.59	(0.04)	1.14	1.10	$(0.00)(e)	—	(0.00)	—	12.69	9.6	873	(0.37)	2.75(d)	3.49	20
2015	13.04	(0.06)	(1.39)	(1.45)	(0.00)(e)	—	(0.00)(e)	—	11.59	(11.1)	943	(0.44)	2.75(d)	3.15	19
2014	11.54	0.17	1.50	1.67	(0.17)	—	(0.17)	$0.00(e)	13.04	14.6	1,045	1.30	2.75	3.17	31
2013	9.94	0.00(e)	1.61	1.61	(0.01)	—	(0.01)	0.00(e)	11.54	16.2	1,086	0.01	2.75	3.32	13
2012	8.49	0.03	1.46	1.49	(0.04)	—	(0.04)	0.00(e)	9.94	17.6	1,307	0.36	2.75	3.57	11
Class I
2017(b)	$11.61	$ 0.06	$ 0.69	$ 0.75	$(0.03)	$(0.53)	$(0.56)	—	$11.80	6.8%	$2,172	0.98%(c)	0.91%(c)	2.43%(c)	12%
2016	10.56	0.07	1.04	1.11	(0.06)	—	(0.06)	—	11.61	10.6	394	0.61	1.75(d)	2.49	20
2015	11.80	0.07	(1.27)	(1.20)	(0.04)	—	(0.04)	—	10.56	(10.2)	251	0.56	1.75(d)	2.15	19
2014	10.40	0.24	1.39	1.63	(0.23)	—	(0.23)	$0.00(e)	11.80	15.8	290	2.15	1.75	2.17	31
2013	8.96	0.10	1.44	1.54	(0.10)	—	(0.10)	0.00(e)	10.40	17.3	185	0.99	1.75	2.32	13
2012	7.65	0.12	1.31	1.43	(0.12)	—	(0.12)	0.00(e)	8.96	18.8	126	1.43	1.75	2.57	11

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share data are calculated using the average shares outstanding method.
(b)	For the six months ended March 31, 2017, unaudited.
(c)	Annualized.
(d)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. Had such payments not been made, the expense ratios for the years ended September 30, 2016 and 2015 would have been (2.01% and 2.02%) Class AAA, (2.26% and 2.27%) Class A, (2.76% and 2.77%) Class C, and (1.76% and 1.77%) Class I Shares, respectively.

(e)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions to Shareholders					Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)	Operating Expenses(b)	Portfolio Turnover Rate
Equity Fund
Class AAA
2017(c)	$12.59	$ 0.03	$ 1.02	$ 1.05	$(0.07)	$(0.80)	$(0.87)	$12.77	8.8%	$54,117	0.53%	1.62%(d)	21%
2016	12.22	0.07	1.30	1.37	(0.05)	(0.95)	(1.00)	12.59	11.4	53,063	0.54	1.63(d)	31
2015	13.65	0.05	(0.09)	(0.04)	(0.06)	(1.33)	(1.39)	12.22	(0.9)	53,238	0.37	1.59(d)	28
2014	11.88	0.05	1.76	1.81	(0.04)	—	(0.04)	13.65	15.3	60,587	0.37	1.59	51
2013	9.92	0.06	1.99	2.05	(0.09)	—	(0.09)	11.88	20.9	64,595	0.53	1.62(e)	53
2012	7.81	0.08	2.11	2.19	(0.08)	—	(0.08)	9.92	28.3	70,017	0.84	1.59(e)	41
Class A
2017(c)	$12.55	$ 0.02	$ 1.01	$ 1.03	$(0.04)	$(0.80)	$(0.84)	$12.74	8.6%	$ 2,970	0.30%	1.87%(d)	21%
2016	12.19	0.03	1.31	1.34	(0.03)	(0.95)	(0.98)	12.55	11.2	3,719	0.29	1.88(d)	31
2015	13.61	0.02	(0.09)	(0.07)	(0.02)	(1.33)	(1.35)	12.19	(1.1)	3,125	0.12	1.84(d)	28
2014	11.84	0.02	1.76	1.78	(0.01)	—	(0.01)	13.61	15.0	3,329	0.12	1.84	51
2013	9.89	0.03	1.99	2.02	(0.07)	—	(0.07)	11.84	20.5	3,256	0.27	1.87(e)	53
2012	7.78	0.05	2.11	2.16	(0.05)	—	(0.05)	9.89	27.9	3,221	0.60	1.84(e)	41
Class C
2017(c)	$11.99	$(0.01)	$ 0.97	$ 0.96	—	$(0.80)	$(0.80)	$12.15	8.4%	$ 1,200	(0.25)%	2.37%(d)	21%
2016	11.72	(0.03)	1.25	1.22	—	(0.95)	(0.95)	11.99	10.6	843	(0.23)	2.38(d)	31
2015	13.18	(0.05)	(0.08)	(0.13)	—	(1.33)	(1.33)	11.72	(1.6)	684	(0.37)	2.34(d)	28
2014	11.51	(0.05)	1.72	1.67	—	—	—	13.18	14.5	676	(0.38)	2.34	51
2013	9.62	(0.02)	1.93	1.91	$(0.02)	—	(0.02)	11.51	19.9	693	(0.22)	2.37(e)	53
2012	7.56	0.01	2.05	2.06	—	—	—	9.62	27.3	784	0.10	2.34(e)	41
Class I
2017(c)	$12.57	$ 0.05	$ 1.01	$ 1.06	$(0.10)	$(0.80)	$(0.90)	$12.73	8.9%	$ 4,551	0.78%	1.37%(d)	21%
2016	12.21	0.09	1.30	1.39	(0.08)	(0.95)	(1.03)	12.57	11.7	4,258	0.77	1.38(d)	31
2015	13.64	0.08	(0.09)	(0.01)	(0.09)	(1.33)	(1.42)	12.21	(0.6)	4,340	0.61	1.34(d)	28
2014	11.89	0.08	1.74	1.82	(0.07)	—	(0.07)	13.64	15.4	3,547	0.60	1.34	51
2013	9.93	0.09	1.99	2.08	(0.12)	—	(0.12)	11.89	21.2	2,204	0.84	1.37(e)	53
2012	7.83	0.09	2.12	2.21	(0.11)	—	(0.11)	9.93	28.5	4,377	0.96	1.34(e)	41

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share data are calculated using the average shares outstanding method.
(b)

The Fund incurred interest expense during the years ended September 30, 2014, 2013, and 2012. This interest expense was paid for by prior years Custodian Fee Credits. The effect of interest expense was minimal.

(c)	For the six months ended March 31, 2017, unaudited.
(d)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended March 31, 2017 and the years ended September 30, 2016 and 2015, there was no impact on the expense ratios.

(e)

The ratios do not include a reduction for custodian fee credits on cash balances maintained with the custodian (“Custodian Fee Credits”). Including such Custodian Fee Credits, the ratios for the years ended September 30, 2013, and 2012 would have been 1.60%, and 1.56% (Class AAA), 1.85%, and 1.81% (Class A), 2.35%, and 2.31% (Class C), and 1.35%, and 1.31% (Class I) Shares, respectively. For the six months ended March 31, 2017 and the years ended September 30, 2016, 2015, and 2014, there were no Custodian Fee Credits.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions to Shareholders					Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income	Operating Expenses††	Portfolio Turnover Rate
Balanced Fund
Class AAA
2017(b)	$11.75	$0.05	$ 0.49	$ 0.54	$ (0.03)	$(0.63)	$(0.66)	$11.63	4.8%	$52,984	0.95%(c)	1.34%(c)(d)	18%
2016	11.72	0.12	0.85	0.97	(0.12)	(0.82)	(0.94)	11.75	8.6	50,105	1.06	1.35(d)	23
2015	12.91	0.13	(0.08)	0.05	(0.13)	(1.11)	(1.24)	11.72	0.0	53,989	1.01	1.31(d)	27
2014	12.76	0.14	1.07	1.21	(0.14)	(0.92)	(1.06)	12.91	9.9	69,187	1.07	1.29	39
2013	11.48	0.15	1.28	1.43	(0.15)	—	(0.15)	12.76	12.5	70,824	1.21	1.30	36
2012	9.86	0.16	1.62	1.78	(0.16)	—	(0.16)	11.48	18.2	78,999	1.47	1.30	34
Class A
2017(b)	$11.81	$0.04	$ 0.49	$ 0.53	$ (0.02)	$(0.63)	$(0.65)	$11.69	4.7%	$ 8,034	0.70%(c)	1.59%(c)(d)	18%
2016	11.78	0.10	0.85	0.95	(0.10)	(0.82)	(0.92)	11.81	8.2	7,040	0.81	1.60(d)	23
2015	12.97	0.09	(0.07)	0.02	(0.10)	(1.11)	(1.21)	11.78	(0.2)	6,577	0.76	1.56(d)	27
2014	12.82	0.11	1.07	1.18	(0.11)	(0.92)	(1.03)	12.97	9.5	6,443	0.83	1.54	39
2013	11.53	0.12	1.29	1.41	(0.12)	—	(0.12)	12.82	12.3	5,869	0.95	1.55	36
2012	9.90	0.13	1.64	1.77	(0.14)	—	(0.14)	11.53	17.9	5,121	1.21	1.55	34
Class C
2017(b)	$11.97	$0.01	$ 0.50	$ 0.51	$ (0.01)	$(0.63)	$(0.64)	$11.84	4.4%	$ 4,748	0.21%(c)	2.09%(c)(d)	18%
2016	11.92	0.04	0.87	0.91	(0.04)	(0.82)	(0.86)	11.97	7.8	5,575	0.30	2.10(d)	23
2015	13.12	0.03	(0.08)	(0.05)	(0.04)	(1.11)	(1.15)	11.92	(0.8)	5,260	0.26	2.06(d)	27
2014	12.95	0.04	1.09	1.13	(0.04)	(0.92)	(0.96)	13.12	9.0	5,350	0.32	2.04	39
2013	11.64	0.05	1.31	1.36	(0.05)	—	(0.05)	12.95	11.7	5,257	0.43	2.05	36
2012	9.99	0.08	1.65	1.73	(0.08)	—	(0.08)	11.64	17.4	4,932	0.72	2.05	34
Class I
2017(b)	$11.73	$0.07	$ 0.49	$ 0.56	$ (0.04)	$(0.63)	$(0.67)	$11.62	5.0%	$ 1,907	1.21%(c)	1.09%(c)(d)	18%
2016	11.70	0.15	0.85	1.00	(0.15)	(0.82)	(0.97)	11.73	8.8	1,896	1.30	1.10(d)	23
2015	12.90	0.16	(0.09)	0.07	(0.16)	(1.11)	(1.27)	11.70	0.2	1,856	1.26	1.06(d)	27
2014	12.76	0.17	1.06	1.23	(0.17)	(0.92)	(1.09)	12.90	10.0	2,438	1.35	1.04	39
2013	11.48	0.18	1.28	1.46	(0.18)	—	(0.18)	12.76	12.8	1,060	1.44	1.05	36
2012	9.85	0.19	1.63	1.82	(0.19)	—	(0.19)	11.48	18.4	872	1.74	1.05	34

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††

The ratios do not include a reduction for custodian fee credits on cash balances maintained with the custodian (“Custodian Fee Credits”). Including such Custodian Fee Credits, the ratios for the years ended 2015, 2014, 2013, and 2012 would have been 1.32%, 1.27%, 1.28%, and 1.27% (Class AAA), 1.57%, 1.52%, 1.53%, and 1.52% (Class A), 2.07%, 2.02%, 2.03%, and 2.02% (Class C), and 1.07%, 1.02%, 1.03%, and 1.02% (Class I) Shares, respectively. For the six months ended March 31, 2017 and the year ended September 30, 2016, there were no Custodian Fee Credits.

(a)	Per share data are calculated using the average shares outstanding method.
(b)	For the six months ended March 31, 2017, unaudited.
(c)	Annualized.
(d)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended March 31, 2017 and the years ended September 30, 2016 and 2015, there was no impact on the expense ratios.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions to Shareholders					Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income	Operating Expenses Net of Waivers/ Reimbursements	Operating Expenses Before Waivers/ Reimbursements	Portfolio Turnover Rate
Intermediate Bond Fund
Class AAA
2017(b)	$11.64	$0.07	$(0.33)	$(0.26)	$(0.07)	$(0.08)	$(0.15)	$11.23	(2.2)%	$ 3,847	1.24%(c)	1.00%(c)	1.42%(c)	16%
2016	11.56	0.15	0.30	0.45	(0.15)	(0.22)	(0.37)	11.64	4.1	4,170	1.32	1.00	1.42	48
2015	11.59	0.18	(0.03)	0.15	(0.18)	—	(0.18)	11.56	1.3	5,045	1.58	1.00	1.36	65
2014	11.68	0.15	(0.09)	0.06	(0.15)	—	(0.15)	11.59	0.5	5,174	1.29	1.00	1.38	16
2013	12.06	0.14	(0.36)	(0.22)	(0.15)	$(0.01)	(0.16)	11.68	(1.9)	8,737	1.21	1.00	1.36	20
2012	11.91	0.19	0.22	0.41	(0.19)	(0.07)	(0.26)	12.06	3.5	11,230	1.56	1.00	1.33	15
Class A
2017(b)	$11.63	$0.06	$(0.33)	$(0.27)	$(0.06)	$(0.08)	$(0.14)	$11.22	(2.3)%	$ 725	1.14%(c)	1.10%(c)	1.52%(c)	16%
2016	11.55	0.14	0.30	0.44	(0.14)	(0.22)	(0.36)	11.63	3.9	807	1.21	1.10	1.52	48
2015	11.58	0.17	(0.03)	0.14	(0.17)	—	(0.17)	11.55	1.2	809	1.48	1.10	1.46	65
2014	11.66	0.14	(0.08)	0.06	(0.14)	—	(0.14)	11.58	0.5	928	1.21	1.10	1.48	16
2013	12.04	0.13	(0.37)	(0.24)	(0.13)	(0.01)	(0.14)	11.66	(2.0)	1,066	1.06	1.10	1.46	20
2012	11.91	0.18	0.20	0.38	(0.18)	(0.07)	(0.25)	12.04	3.1	1,365	1.46	1.10	1.43	15
Class C
2017(b)	$11.05	$0.03	$(0.31)	$(0.28)	$(0.03)	$(0.08)	$(0.11)	$10.66	(2.6)%	$ 1,210	0.49%(c)	1.75%(c)	2.17%(c)	16%
2016	10.99	0.06	0.28	0.34	(0.06)	(0.22)	(0.28)	11.05	3.2	1,144	0.51	1.75	2.17	48
2015	11.01	0.09	(0.02)	0.07	(0.09)	—	(0.09)	10.99	0.7	398	0.82	1.75	2.11	65
2014	11.09	0.06	(0.08)	(0.02)	(0.06)	—	(0.06)	11.01	(0.2)	503	0.55	1.75	2.13	16
2013	11.46	0.05	(0.36)	(0.31)	(0.05)	(0.01)	(0.06)	11.09	(2.7)	803	0.43	1.75	2.11	20
2012	11.32	0.09	0.21	0.30	(0.09)	(0.07)	(0.16)	11.46	2.7	1,772	0.80	1.75	2.08	15
Class I
2017(b)	$11.65	$0.08	$(0.33)	$(0.25)	$(0.08)	$(0.08)	$(0.16)	$11.24	(2.1)%	$13,581	1.49%(c)	0.75%(c)	1.17%(c)	16%
2016	11.57	0.18	0.30	0.48	(0.18)	(0.22)	(0.40)	11.65	4.3	14,111	1.56	0.75	1.17	48
2015	11.60	0.21	(0.03)	0.18	(0.21)	—	(0.21)	11.57	1.6	13,022	1.82	0.75	1.11	65
2014	11.68	0.18	(0.08)	0.10	(0.18)	—	(0.18)	11.60	0.9	14,705	1.58	0.75	1.13	16
2013	12.06	0.17	(0.36)	(0.19)	(0.18)	(0.01)	(0.19)	11.68	(1.6)	11,910	1.45	0.75	1.11	20
2012	11.92	0.22	0.21	0.43	(0.22)	(0.07)	(0.29)	12.06	3.6	9,326	1.82	0.75	1.08	15

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share data are calculated using the average shares outstanding method.
(b)	For the six months ended March 31, 2017, unaudited.
(c)	Annualized.

See accompanying notes to financial statements.

TETON Westwood Funds

Notes to Financial Statements (Unaudited)

1. Organization. The TETON Westwood Funds (the “Trust”) was organized as a Massachusetts business trust on June 12, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management investment company and currently consists of seven active separate investment portfolios: TETON Westwood Mighty MitesSM Fund (“Mighty MitesSM Fund”), TETON Westwood SmallCap Equity Fund (“SmallCap Equity Fund”), TETON Westwood Mid-Cap Equity Fund (“Mid-Cap Equity Fund”), TETON Convertible Securities Fund (“Convertible Securities Fund”), TETON Westwood Equity Fund (“Equity Fund”), TETON Westwood Balanced Fund (“Balanced Fund”), and TETON Westwood Intermediate Bond Fund (“Intermediate Bond Fund”), (individually, a “Fund” and collectively, the “Funds”), each with four classes of shares. Each class of shares outstanding bears the same voting, dividend, liquidation, and other rights and conditions, except that the expenses incurred in the distribution and marketing of such shares are different for each class.

The investment objectives of each Fund are as follows:

●	Mighty MitesSM Fund seeks to provide long term capital appreciation by investing primarily in micro-capitalization equity securities.

●	SmallCap Equity Fund seeks to provide long term capital appreciation by investing primarily in smaller capitalization equity securities.

●	Mid-Cap Equity Fund seeks to provide long term growth of capital and future income by investing primarily in mid-cap equity securities.

●	Convertible Securities Fund seeks to provide a high level of current income as well as long term capital appreciation.

●	Equity Fund seeks to provide capital appreciation. The Equity Fund’s secondary goal is to produce current income.

●	Balanced Fund seeks to provide capital appreciation and current income resulting in a high total investment return consistent with prudent investment risk and a balanced investment approach.

●	Intermediate Bond Fund seeks to maximize total return, while maintaining a level of current income consistent with the maintenance of principal and liquidity.

2. Significant Accounting Policies. As an investment company, the Trust follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Teton Advisors, Inc. (the “Adviser”). Investments in open-end investment companies are valued at each Underlying Fund’s NAV per share as of the report date.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Funds’ investments in securities by inputs used to value the Funds’ investments as of March 31, 2017 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/17
MIGHTY MITESSM FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Airlines	$2,622,600	$297,000	—	$2,919,600
Automotive: Parts and Accessories	34,879,646	3,210	$4,000,000	38,882,856
Aviation: Parts and Services	13,541,685	604,804	—	14,146,489
Business Services	40,667,163	491,628	—	41,158,791
Communications Equipment	4,056,681	74	—	4,056,755
Computer Software and Services	25,725,592	416,210	—	26,141,802
Consumer Products	26,949,350	21	31	26,949,402
Consumer Services	7,120,574	112,711	—	7,233,285
Diversified Industrial	118,979,233	4,675,818	—	123,655,051
Educational Services	276,000	—	501	276,501
Electronics	46,958,304	—	12,754	46,971,058
Energy and Utilities: Natural Gas	7,539,920	1,856,685	—	9,396,605
Entertainment	12,352,862	—	0	12,352,862
Environmental Control	9,223,899	2,716	—	9,226,615
Financial Services	62,076,777	1,296,765	400,000	63,773,542
Food and Beverage	50,318,628	402,575	—	50,721,203
Health Care	83,704,706	166,284	640	83,871,630
Manufactured Housing and Recreational Vehicles	8,934,120	2,451,293	—	11,385,413
Real Estate	24,115,543	3,476,576	255	27,592,374
Specialty Chemicals	33,964,756	3,474	—	33,968,230
Telecommunications	42,239,284	285,983	—	42,525,267
Transportation	436,495	—	465	436,960
Other Industries(a)	352,128,372	—	—	352,128,372
Total Common Stocks	1,008,812,190	16,543,827	4,414,646	1,029,770,663
Preferred Stocks(a)	8,927,271	185,598	—	9,112,869
Convertible Preferred Stocks(a)	—	4,220,570	—	4,220,570
Rights(a)	180,000	—	1,096,500	1,276,500
Warrants(a)	864	112,934	0	113,798
Convertible Corporate Bonds(a)	—	2,606	—	2,606
U.S. Government Obligations	—	148,631,527	—	148,631,527
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,017,920,325	$169,697,062	$5,511,146	$1,193,128,533

SMALLCAP EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$30,109,758	—	—	$30,109,758
U.S. Government Obligations(a)	—	$3,992,036	—	3,992,036
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$30,109,758	$3,992,036	—	$34,101,794

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 03/31/17
MID-CAP EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$2,915,060	—	—	$2,915,060
U.S. Government Obligations	—	$289,615	—	289,615
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,915,060	$289,615	—	$3,204,675

CONVERTIBLE SECURITIES FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Corporate Bonds	—	$6,755,720	—	$6,755,720
Convertible Preferred Stocks	$296,610	—	—	296,610
Mandatory Convertible Securities	1,270,266	—	—	1,270,266
U.S. Government Obligations	—	249,562	—	249,562
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,566,876	$7,005,282	—	$8,572,158

EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$62,346,985	—	—	$62,346,985
Short Term Investments	592,516	—	—	592,516
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$62,939,501	—	—	$62,939,501

BALANCED FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$44,813,462	—	—	$44,813,462
Corporate Bonds(a)	—	$14,476,209	—	14,476,209
U.S. Government Agency Obligations	—	2,843,467	—	2,843,467
U.S. Government Obligations	—	4,098,379	—	4,098,379
Short Term Investments	1,442,190	—	—	1,442,190
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$46,255,652	$21,418,055	—	$67,673,707

INTERMEDIATE BOND FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Corporate Bonds(a)	—	$11,316,781	—	$11,316,781
U.S. Government Agency Obligations	—	2,201,730	—	2,201,730
U.S. Government Obligations	—	3,969,019	—	3,969,019
Short Term Investments	$1,806,851	—	—	1,806,851
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,806,851	$17,487,530	—	$19,294,381

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

During the six months ended March 31, 2017, the Mighty MitesSM Fund had transfers of $9,006,601 or 0.86% of net assets as of September 30, 2016 among Level 1, Level 2, and Level 3, transfers of $11,556,479 or 1.10% of net assets as of September 30, 2016 from Level 2 to Level 1, transfers of $3,844,755 or 0.37% of net assets as of September 30, 2016 from Level 1 to Level 3, and transfers of $240,757 or 0.02% of net assets as of September 30, 2016 from Level 3 to Level 2. Transfers from Level 1 to Level 2 and transfers from Level 1 and Level 3 are due to a decline in market activity, e.g., frequency of trades, which resulted in a lack of available market inputs to determine price. Transfers from Level 2 to Level 1 and transfers from Level 3 to Level 2 are due to an increase in market activity, e.g., frequency of trades, which resulted in an increase in available market inputs to determine the price.

The SmallCap Equity Fund, Mid-Cap Equity Fund, Convertible Securities Fund, Equity Fund, Balanced Fund, and Intermediate Bond Fund did not have transfers among Level 1, Level 2, and Level 3 during the six months ended March 31, 2017. The Funds’ policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at March 31, 2017 or September 30, 2016 for SmallCap Equity Fund, Mid-Cap Equity Fund, Convertible Securities Fund, Equity Fund, Balanced Fund, and Intermediate Bond Fund.

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

The following table reconciles Level 3 investments for Mighty MitesSM Fund for which significant unobservable inputs were used to determine fair value:

MIGHTY MITESSM FUND	Balance as of 9/30/16	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ depreciation†	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 3/31/17	Net change in unrealized appreciation/ depreciation on Level 3 investments still held at 3/31/17†
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Automotive: Parts and Accessories	—	—	—	$156,000	—	—	$3,844,000	—	$4,000,000	$156,000
Consumer Products	$31	—	—	—	—	—	—	—	31	—
Educational Services	476	—	—	25	—	—	—	—	501	25
Electonics	12,754	—	—	—	—	—	—	—	12,754	—
Entertainment	—	—	—	(755)	—	—	755	—	0	(755)
Financial Services	400,000	—	—	—	—	—	—	—	400,000	—
Health Care	640	—	—	—	—	—	—	—	640	—
Real Estate	241,076	—	—	(64)	—	—	—	$(240,757)	255	(64)
Transportation	465	—	—	—	—	—	—	—	465	—
Total Common Stocks	655,442	—	—	155,206	—	—	3,844,755	(240,757)	4,414,646	155,206
Rights	262,000	—	—	834,500	—	—	—	—	1,096,500	834,500
Warrants	—	—	—	—	$ 0	—	0	—	0	—
TOTAL INVESTMENTS IN SECURITIES	$917,442	—	—	$989,706	$ 0	—	$3,844,755	$(240,757)	$5,511,146	$989,706

†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.

The following tables summarize the valuation techniques used and unobservable inputs utilized to determine the value of certain of the Fund’s Level 3 investments as of March 31, 2017.

Description	Balance at 3/31/17	Valuation Technique	Unobservable Input	Range

MIGHTY MITESSM FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Automotive: Parts and Accessories	$4,000,000	Acquisition Price/Cash Flow Analysis	Discount Range	0%
Consumer Products	31	Last Price	Discount Range	0%
Educational Services	501	Restructure Plan/Cash Flow Analysis	Discount Range	0%
Electronics	12,754	Liquidation Plan	Discount Range	0%
Entertainment	0	Bankruptcy Plan	Discount Range	0%
Financial Services	400,000	Last Price	Discount Range	0%
Health Care	640	Intrinsic value	Discount Range	0%
Real Estate	255	Restructure Plan/Cash Flow Analysis	Discount Range	0%
Transportation	465	Intrinsic value	Discount Range	0%

Total Common Stocks	4,414,646

Rights	1,096,500	Last Price	Discount Range	0%
Warrants	0	Black Scholes	Discount Range	0%

TOTAL INVESTMENTS IN LEVEL 3 SECURITIES	$5,511,146

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Discount Range	Decrease	Increase

Additional Information to Evaluate Qualitative Information.

General. The Funds use recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of their securities, and use broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Restricted Securities. Each Fund may invest up to 10% (except for the Mighty MitesSM Fund, SmallCap Equity Fund, and Income Fund which may invest up to 15%) of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2017, the Funds did not hold any restricted securities.

Investments in other Investment Companies. All Funds may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the “Acquired Funds”) in accordance with the 1940 Act and related rules. Shareholders in these Funds would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended March 31, 2017, both the Mighty MitesSM Fund’s and Intermediate Bond Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was 1 basis point. For the six months ended March 31, 2017, the Equity Fund’s and Balanced Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as a Fund becomes aware of such dividends.

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in a Fund’s custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under each custody arrangement are included in custodian fees in the Statements of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, a Fund is charged an overdraft fee equal to 90% of the current Treasury Bill rate on outstanding balances. These amounts, if any, would be included in the Statements of Operations.

Distributions to Shareholders. Distributions from net investment income are declared and paid annually for the Mighty MitesSM Fund, SmallCap Equity Fund, Mid-Cap Equity Fund, and Equity Fund, and quarterly for the Convertible Securities Fund and Balanced Fund. The Intermediate Bond Fund declares dividends daily and pays those dividends monthly. Distributions of net realized gain on investments are normally declared and paid at least annually by each Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Funds, timing differences, net operating loss write off, and differing characterizations of distributions made by the Funds. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Funds.

The tax character of distributions paid during the year ended September 30, 2016 was as follows:

Mighty MitesSM Fund	SmallCap Equity Fund	Mid-Cap Equity Fund	Convertible Securities Fund

Ordinary Income (inclusive of short term capital gains)	—	—	—	$19,307
Net long term capital gains	$25,421,356	$3,743,714	$201,278	—

Total distributions paid	$25,421,356	$3,743,714	$201,278	$19,307

Equity Fund	Balanced Fund	Intermediate Bond Fund

Ordinary Income (inclusive of short term capital gains)	$ 248,032	$ 669,455	$306,332
Net long term capital gains	4,754,811	4,706,472	345,369

Total distributions paid	$ 5,002,843	$5,375,927	$651,701

Provision for Income Taxes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Funds’ net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments and the related net unrealized appreciation/depreciation at March 31, 2017:

	Mighty MitesSM Fund	SmallCap Equity Fund	Mid-Cap Equity Fund	Convertible Securities Fund	Equity Fund	Balanced Fund	Intermediate Bond Fund
Aggregate cost of investments	$786,882,363	$25,163,666	$2,622,720	$8,239,085	$51,731,661	$59,110,094	$19,286,614

Gross unrealized appreciation	$455,421,923	$9,658,914	$650,886	$532,591	$12,380,090	$9,493,962	$181,074
Gross unrealized depreciation	(49,175,753)	(720,786)	(68,931)	(199,518)	(1,172,250)	(930,349)	(173,307)

Net unrealized appreciation/depreciation	$406,246,170	$8,938,128	$581,955	$333,073	$11,207,840	$8,563,613	$7,767

The Funds are required to evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Funds as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. As of March 31, 2017, the Adviser has reviewed all open tax years and concluded that there was no impact to the Funds’ net assets or results of operations. The Funds’ federal and state tax returns for the prior three fiscal years remain open, subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Funds’ tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreements and Other Transactions. The Funds have entered into investment advisory agreements (the “Advisory Agreements”) with the Adviser which provide that the Funds will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% for the Mighty MitesSM Fund, SmallCap Equity Fund, Mid-Cap Equity Fund, Convertible Securities Fund, and Equity Fund, 0.75% for the Balanced Fund, and 0.60% for the Intermediate Bond Fund, of the value of a Fund’s average daily net assets. In accordance with the Advisory Agreements, the Adviser provides a continuous investment program for the Funds’ portfolios, oversees the administration of all aspects of the Funds’ business and affairs, and pays the compensation of all Officers and Trustees of the Funds who are affiliated persons of the Adviser.

There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets, of the Mighty MitesSM Fund with respect to which the Adviser transferred dispositive and voting control to the Funds’ Proxy Voting Committee. During the six months ended March 31, 2017, the Funds’ Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities, and the Adviser reduced its fee with respect to such securities by $39,398.

The Adviser has contractually agreed to waive investment advisory fees and/or to reimburse expenses to the SmallCap Equity Fund, Mid-Cap Equity Fund, Convertible Securities Fund, and Intermediate Bond Fund in the event annual expenses of such Funds exceed certain prescribed limits. Such fee waiver/reimbursement arrangements continue at least until January 31, 2018. For the six months ended March 31, 2017, the Adviser waived fees or reimbursed expenses in the amounts of $31,006, $41,492, $55,372, and $40,398 for the SmallCap Equity Fund, Mid-Cap Equity Fund, Convertible Securities Fund, and Intermediate Bond Fund, respectively.

During the six months ended March 31, 2017, the expense limitations in place for the SmallCap Equity Fund were as follows:

	From October 1, 2016 through February 28, 2017	From March 1, 2017 through March 31, 2017
SmallCap Equity Fund Class AAA	1.50%	1.25%
SmallCap Equity Fund Class A	1.75%	1.50%
SmallCap Equity Fund Class C	2.25%	2.00%
SmallCap Equity Fund Class I	1.25%	1.00%

In addition, the SmallCap Equity Fund, the Convertible Securities Fund, and the Intermediate Bond Fund are obliged to repay the Adviser for a period of two fiscal years following the fiscal year in which the Adviser reimbursed the Funds only to the extent that the operating expenses of these Funds fall below the foregoing respective expense limitations based on average net assets for the SmallCap Equity Fund, and below the following expense limitations for the Convertible Securities Fund and the Intermediate Bond Fund for Class AAA Shares 1.15% and 1.00%, respectively, for Class A Shares 1.40% and 1.10%, respectively, for Class C Shares 1.90 and 1.75%, respectively, and for Class I Shares 0.90% and 0.75%, respectively. As of March 31, 2017, the cumulative unreimbursed amounts which may be recovered by the Adviser within the next two fiscal years are as follows:

	For the year ended September 30, 2015, expiring September 30, 2017	For the year ended September 30, 2016, expiring September 30, 2018	For the six months ended March 31, 2017, expiring September 30, 2019	Total
SmallCap Equity Fund	$56,530	$62,663	$31,006	$150,199
Convertible Securities Fund	32,907	52,910	55,372	141,189
Intermediate Bond Fund	74,038	82,578	40,398	197,014

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

The Mid-Cap Equity Fund is obliged to repay the Adviser for a period of three fiscal years following the fiscal year in which the Adviser reimbursed the Fund, only to the extent that the operating expenses of the Fund falls below the applicable expense limitation for Class AAA of 1.05%, Class A of 1.30%, Class C of 1.80%, and Class I of 0.80%, of average daily net assets, the annual limitation under the Advisory Agreement. As of March 31, 2017, the cumulative unreimbursed amounts which may be recovered by the Adviser within the next three fiscal years are as follows:

	For the year ended September 30, 2014, expiring September 30, 2017	For the year ended September 30, 2015, expiring September 30, 2018	For the year ended September 30, 2016, expiring September 30, 2019	For the six months ended March 31, 2017, expiring September 30, 2020	Total
Mid-Cap
Equity
Fund.	$92,134	$63,105	$83,891	$41,492	$280,622

Pursuant to shareholder approvals, effective February 1, 2017 for the Convertible Securities Fund and March 1, 2017 for the Mighty MitesSM Fund, Gabeli Funds, LLC, an affiliate, became a Subadviser (“Gabelli Subadviser”) to the Adviser. The Adviser pays Gabelli Funds, LLC out of its advisory fees a monthly fee, computed and accrued daily, based on an annual rate of 0.32% of the average net assets of these two Funds. In addition, the Adviser has a Subadvisory Agreement with Westwood Management Corp. (the “Westwood Subadviser”) for the Equity Fund, Balanced Fund, and Intermediate Bond Fund. The Adviser paid the Westwood Subadviser out of its advisory fees with respect to these three Funds a fee, computed daily and payable monthly, in an amount equal on an annualized basis to the greater of (i) $150,000 per year on an aggregate basis for all applicable Funds or (ii) 35% of the net revenues to the Adviser from the applicable Funds.

The Adviser has a sub-administration agreement for each of the Funds with Gabelli Funds, LLC. Gabelli Funds, LLC has entered into an agreement with BNY Mellon Investment Servicing (US) Inc. to provide certain administrative services to the Funds.

As per the approval of the Board, the Mid-Cap Equity Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). For the six months ended March 31, 2017, the Fund paid or accrued $1,127 in payroll expenses in the Statement of Operations.

The Trust pays each Trustee who is not considered an affiliated person an annual retainer of $9,000 plus $2,000 for each Board meeting attended, and they are reimbursed by the Trust for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended, the Chairman of the Audit Committee receives a $3,000 annual fee, and the Lead Trustee receives an annual fee of $2,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.

4. Distribution Plan. The Trust’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at annual rates of 0.25%, 0.50% (for the Intermediate Bond Fund’s Class A Shares at an annual rate of 0.35%), and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

5. Portfolio Securities. Purchases and sales (including maturities) of securities during the six months ended March 31, 2017, other than short term securities, are as follows:

	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
Mighty MitesSM Fund	$52,718,917	$82,411,481	—	—
SmallCap Equity Fund	4,951,658	3,581,664	—	—
Mid-Cap Equity Fund	308,504	1,345,811	—	—
Convertible Securities Fund	8,491,958	749,210	—	—
Equity Fund	13,079,573	17,176,337	—	—
Balanced Fund	11,655,156	11,420,303	—	—
Intermediate Bond Fund	1,906,091	3,207,194	$750,469	$605,397

6. Transactions with Affiliates and Other Arrangements. During the six months ended March 31, 2017, the Mighty MitesSM Fund and the Convertible Securities Fund paid $60,018 and $20, respectively, in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $33,804 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in purchase or sale transactions with other funds managed by the Adviser or an affiliated adviser. During the six months ended March 31, 2017, such transactions for the Mighty MitesSM Fund and the Convertible Securities Fund amounted to $54,610 and $778,800, respectively, in purchase transactions.

During the six months ended March 31, 2017, the Mighty MitesSM Fund, SmallCap Equity Fund, Mid-Cap Equity Fund, Equity Fund, and Balanced Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $4,383, $758, $383, $880, and $898, respectively.

The cost of calculating each Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended March 31, 2017, the Mighty MitesSM Fund, Equity Fund, and Balanced Fund each paid or accrued $22,500 to the Gabelli Funds, LLC, an affiliate of the Adviser, in connection with the cost of computing these Funds’ NAVs. This expense was not charged during the six months ended March 31, 2017 for the SmallCap Equity Fund, Mid-Cap Equity Fund, Convertible Securities Fund, and Intermediate Bond Fund.

As of March 31, 2017, the Mid-Cap Equity Fund’s Adviser and its affiliates and officers beneficially owned greater than 25% of the voting securities of the Mid-Cap Equity Fund. This includes accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

7. Shares of Beneficial Interest. The Funds offer four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 4.00% and Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Mighty MitesSM Fund, SmallCap Equity Fund, Mid-Cap Equity Fund, and Convertible Securities Fund impose a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the respective Fund as an increase in paid-in capital. The redemption fees, if any, retained by the Fund during the six months ended March 31, 2017 and the year ended September 30, 2016, can be found in the Statements of Changes in Net Assets under Redemption Fees.

During the period ended March 31, 2017, the Mid-Cap Equity Fund sold shares of various portfolio securities. These portfolio securities were delivered primarily by means of a redemption in-kind in exchange for Class AAA shares of the Fund. Cash and portfolio securities were transferred as of the close of business on the date and at the market value listed below:

January 4, 2017	Value	Realized Gains	Type
Class AAA	$365,795*	$39,222	Redemption in-Kind

* This amount includes cash of approximately $22,073 associated with the redemption in-kind.

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
	Mighty MitesSM Fund		SmallCap Equity Fund		Mid-Cap Equity Fund		Convertible Securities Fund
Class AAA
Shares sold	1,092,682	1,108,002	237,511	234,709	24,892	33,210	58,343	41,878
Shares issued upon reinvestment of distributions	468,746	259,282	58,991	64,906	1,839	6,030	16,039	1,413
Shares redeemed	(1,851,975)	(3,047,247)	(270,552)	(145,802)	(72,055)	(62,121)	(60,273)	(201,855)
Shares redeemed in-kind	—	—	—	—	(30,791)	—	—	—
Net increase/(decrease) in Class AAA Shares	(290,547)	(1,679,963)	25,950	153,813	(76,115)	(22,881)	14,109	(158,564)

Class A
Shares sold	886,736	623,365	38,240	14,521	7,345	1,885	74,092	30,984
Shares issued upon reinvestment of distributions	258,861	138,595	15,131	27,376	273	1,717	4,380	144
Shares redeemed	(942,213)	(2,040,276)	(19,433)	(66,315)	(6,474)	(29,547)	(56,179)	(30,855)
Net increase/(decrease) in Class A Shares	203,384	(1,278,316)	33,938	(24,418)	1,144	(25,945)	22,293	273

Class C
Shares sold	619,594	855,795	15,239	43,485	973	2,153	966	3,386
Shares issued upon reinvestment of distributions	346,671	192,502	11,710	30,432	182	1,041	3,006	44
Shares redeemed	(1,354,869)	(2,579,797)	(24,012)	(122,683)	(909)	(10,873)	(2,573)	(15,911)
Net increase/(decrease) in Class C Shares	(388,604)	(1,531,500)	2,937	(48,766)	246	(7,679)	1,399	(12,481)

Class I
Shares sold	4,728,797	4,274,466	229,139	55,025	683	7,540	158,682	14,366
Shares issued upon reinvestment of distributions	559,850	301,122	51,793	85,940	1,675	7,465	5,117	122
Shares redeemed	(2,089,315)	(7,539,199)	(37,446)	(100,925)	(22,747)	(49,233)	(13,631)	(4,346)
Net increase/(decrease) in Class I Shares	3,199,332	(2,963,611)	243,486	40,040	(20,389)	(34,228)	150,168	10,142

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of beneficial interest (continued):

	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
	Equity Fund		Balanced Fund		Intermediate Bond Fund
Class AAA
Shares sold	34,964	90,589	520,200	488,294	32,531	52,001
Shares issued upon reinvestment of distributions	288,678	339,336	260,000	366,531	4,683	12,657
Shares redeemed	(299,805)	(572,249)	(490,227)	(1,197,557)	(52,925)	(142,638)
Net increase/(decrease) in Class AAA Shares	23,837	(142,324)	289,973	(342,732)	(15,711)	(77,980)

Class A
Shares sold	14,210	89,464	99,854	129,287	9,580	20,242
Shares issued upon reinvestment of distributions	20,055	23,526	33,767	40,716	729	2,188
Shares redeemed	(97,556)	(72,951)	(42,431)	(132,507)	(15,069)	(23,049)
Net increase/(decrease) in Class A Shares	(63,291)	40,039	91,190	37,496	(4,760)	(619)

Class C
Shares sold	39,177	14,105	17,372	111,079	24,384	297,295
Shares issued upon reinvestment of distributions	3,174	4,124	22,383	28,701	1,127	1,175
Shares redeemed	(13,903)	(6,228)	(104,509)	(115,225)	(15,516)	(231,188)
Net increase/(decrease) in Class C Shares	28,448	12,001	(64,754)	24,555	9,995	67,282

Class I
Shares sold	36,498	82,472	27,575	23,460	102,343	212,571
Shares issued upon reinvestment of distributions	23,075	22,834	9,485	12,676	17,181	40,492
Shares redeemed	(40,758)	(122,220)	(34,623)	(33,059)	(122,593)	(166,930)
Net increase/(decrease) in Class I Shares	18,815	(16,914)	2,437	3,077	(3,069)	86,133

8. Transactions in Securities of Affiliated Issuers. The 1940 Act defines affiliated issuers as those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Mighty MitesSM Fund’s transactions in the securities of these issuers during the six months ended March 31, 2017 is set forth below:

	Beginning Shares	Shares Purchased	Shares Sold	Ending Shares	Dividend Income	Realized Gain/Loss	Market Value at March 31, 2017	Percent Owned of Shares Outstanding
Beasley Broadcast Group Inc., Cl. A	732,233	100	(5,533)	726,800	$ 65,601	$ 2,803	$ 8,430,880	5.97%
Bel Fuse Inc., Cl. A	172,800	1,500	—	174,300	20,736	—	3,859,002	8.01%
Burnham Holdings Inc., Cl. A	245,000	7,000	—	252,000	110,220	—	4,044,600	8.32%
Canterbury Park Holding Corp.	362,347	5,753	—	368,100	36,810	—	3,809,835	8.58%
Communications Systems Inc.	427,598	25,000	—	452,598	35,672	—	1,991,431	5.11%
Edgewater Technology Inc.	705,520	—	—	705,520	—	—	5,256,124	5.29%
General Chemical Group Inc.	267,226	—	—	267,226	—	—	3,474	8.59%
Griffin Industrial Realty Inc.	250,517	35,743	(32,000)	254,260	65,705	(23,097)	7,869,347	5.06%
MOCON Inc.	391,930	32,657	—	424,587	89,817	—	9,234,767	7.25%
RLJ Entertainment Inc.	133,400	192,000	—	325,400	—	—	806,993	6.44%
Sevcon Inc.	493,604	—	—	493,604	—	—	7,374,444	9.24%
Sevcon Inc., 144A	25,000	—	—	25,000	—	—	365,003	—
Sevcon Inc., expire 07/11/21	12,500	—	—	12,500	—	—	105,053	—
Sevcon Inc., 4.000%, Series A	88,937	—	—	88,937	85,380	—	3,895,441	—
The Eastern Co.	331,022	22,247	—	353,269	75,022	—	7,559,957	5.65%
The L.S. Starrett Co., Cl. A	319,577	23,100	—	342,677	66,085	—	3,598,109	5.44%

Total					$651,048	$(20,294)	$68,204,460

9. Indemnifications. The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Funds of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

TETON WESTWOOD FUNDS

TETON Westwood Mighty MitesSM Fund

TETON Westwood SmallCap Equity Fund

TETON Westwood Mid-Cap Equity Fund

TETON Westwood Convertible Securities Fund

TETON Westwood Equity Fund

TETON Westwood Balanced Fund

TETON Westwood Intermediate Bond Fund

One Corporate Center

Rye, New York 10580-1422

General and Account Information:

800-WESTWOOD [800-937-8966]

fax: 914-921-5118

website: www.tetonadv.com

e-mail: info@tetonadv.com

Board of Trustees
ANTHONY J. COLAVITA	WERNER J. ROEDER, MD
President,	Former Medical Director,
Anthony J. Colavita, P.C.	Lawrence Hospital

JAMES P. CONN	SALVATORE J. ZIZZA
Former Chief Investment Officer,	Chairman,
Financial Security Assurance Holdings Ltd.	Zizza & Associates Corp.
Officers

BRUCE N. ALPERT	RICHARD J. WALZ
President	Chief Compliance Officer

AGNES MULLADY	JOHN C. BALL
Vice President	Treasurer

ANDREA R. MANGO
Secretary

Investment Adviser	Distributor
Teton Advisors, Inc.	G.distributors, LLC
Custodian	Legal Counsel
The Bank of New York Mellon	Paul Hastings LLP

We have separated the portfolio managers’ commentaries from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentaries is unrestricted. Both the commentaries and the financial statements, including the portfolio of investments, will be available on our website at www.tetonadv.com.

This report is submitted for the information of the shareholders of the TETON Westwood Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GABWWQ117SR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The TETON Westwood Funds

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 6/02/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 6/02/2017

By (Signature and Title)* /s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date 6/02/2017

* Print the name and title of each signing officer under his or her signature.